UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1027

Name of Registrant: Vanguard World Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (97.4%)[1]
Consumer Discretionary (8.6%)
*	Kohl's Corp.	1,640,791	87,191
	Johnson Controls Inc.	2,184,700	59,096
	Target Corp.	1,203,500	56,035
	McDonald's Corp.	452,915	28,647
*	Discovery Communications Inc. Class A	894,700	28,586
	Yum! Brands Inc.	585,000	20,633
*	O'Reilly Automotive Inc.	429,300	16,648
	Lowe's Cos. Inc.	708,900	15,461
	Walt Disney Co.	375,700	11,354
*	Hyatt Hotels Corp. Class A	345,000	9,919
	Carnival Corp.	301,100	9,644
			343,214
Consumer Staples (6.3%)
	PepsiCo Inc.	1,493,600	92,932
	Costco Wholesale Corp.	999,700	59,892
	Colgate-Palmolive Co.	377,200	31,757
	CVS Caremark Corp.	799,640	24,797
	Wal-Mart Stores Inc.	348,200	18,994
*,^ Anheuser-Busch InBev NV ADR		322,100	16,198
^	Mead Johnson Nutrition Co. Class A	154,900	6,795
			251,365
Energy (8.5%)
	Schlumberger Ltd.	2,209,570	141,169
	Occidental Petroleum Corp.	792,400	64,018
	Suncor Energy Inc.	1,742,500	63,096
*	Cameron International Corp.	804,740	30,419
	Apache Corp.	153,550	14,630
	EOG Resources Inc.	163,840	14,171
	National Oilwell Varco Inc.	238,600	10,265
			337,768
Exchange-Traded Fund (0.0%)
2	Vanguard Growth ETF	3,100	160

Financials (13.2%)
	Goldman Sachs Group Inc.	908,237	154,091
	JPMorgan Chase & Co.	3,415,300	145,116
	CME Group Inc.	211,755	69,504
	Franklin Resources Inc.	624,600	67,476
	Credit Suisse Group AG ADR	726,800	38,092
	Principal Financial Group Inc.	1,084,500	27,535
	Invesco Ltd.	1,234,500	27,468
			529,282
Health Care (12.3%)
	Alcon Inc.	709,190	104,875
*	Gilead Sciences Inc.	2,094,540	96,454
*	Celgene Corp.	1,120,760	62,146
	Teva Pharmaceutical Industries Ltd. ADR	1,124,760	59,376

Baxter International Inc.	868,500	47,377
* Thermo Fisher Scientific Inc.	851,575	40,220
* Medco Health Solutions Inc.	590,600	37,302
Allergan Inc.	325,235	18,906
* Vertex Pharmaceuticals Inc.	352,300	13,676
Covidien PLC	261,600	12,248
		492,580
Industrials (11.2%)
Danaher Corp.	1,208,515	85,708
Illinois Tool Works Inc.	1,604,800	78,058
United Parcel Service Inc. Class B	886,400	50,941
Cooper Industries PLC Class A	888,500	37,930
FedEx Corp.	313,100	26,441
* Vestas Wind Systems A/S ADR	1,129,500	26,351
Goodrich Corp.	442,100	26,234
WW Grainger Inc.	262,400	25,637
Rockwell Automation Inc.	546,300	23,759
Roper Industries Inc.	417,290	21,716
JB Hunt Transport Services Inc.	620,310	19,763
Ingersoll-Rand PLC	529,200	18,718
* Quanta Services Inc.	434,900	8,154
		449,410
Information Technology (32.1%)
* Apple Inc.	1,230,706	246,030
* Google Inc. Class A	414,250	241,508
Hewlett-Packard Co.	2,926,300	143,564
QUALCOMM Inc.	3,024,395	136,098
Microsoft Corp.	4,137,325	121,679
Intel Corp.	5,345,010	102,624
* EMC Corp.	4,235,900	71,290
* Cisco Systems Inc.	2,191,480	51,281
* Broadcom Corp. Class A	1,357,900	39,651
KLA-Tencor Corp.	862,100	26,932
Amphenol Corp. Class A	507,600	20,913
* McAfee Inc.	529,100	20,185
Visa Inc. Class A	235,300	19,059
* Cognizant Technology Solutions Corp. Class A	425,900	18,710
* Activision Blizzard Inc.	1,310,700	14,929
* Lam Research Corp.	196,500	6,679
* Yahoo! Inc.	328,200	4,913
		1,286,045
Materials (5.2%)
* Freeport-McMoRan Copper & Gold Inc.	731,675	60,583
Air Products & Chemicals Inc.	664,230	55,084
Praxair Inc.	482,640	39,591
^ ArcelorMittal	857,500	33,674
Vale SA Class B ADR	681,300	19,533
		208,465
Total Common Stocks (Cost $3,644,149)		3,898,289

	Coupon
Temporary Cash Investments (3.2%)[1]
Money Market Fund (2.7%)
[3,4] Vanguard Market Liquidity Fund	0.199%		109,790,509	109,791

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.5%)
[5,6] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	18,000	17,999
Total Temporary Cash Investments (Cost $127,780)				127,790
Total Investments (100.6%) (Cost $3,771,929)				4,026,079
Other Assets and Liabilities-Net (-0.6%)[4]				(22,270)
Net Assets (100%)				4,003,809

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $31,494,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 1.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $32,330,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $17,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2009, the cost of investment securities for tax purposes was $3,771,929,000. Net unrealized appreciation of investment securities for tax purposes was $254,150,000, consisting of unrealized gains of $371,948,000 on securities that had risen in value since their purchase and $117,798,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

U.S. Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	125	34,212	1,603
S&P Mid-Cap 400 Index	December 2009	63	21,546	73
E-mini S&P 500 Index	December 2009	308	16,860	93
E-mini S&P Mid-Cap 400 Index	December 2009	170	11,628	(63)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,898,289	—	—
Temporary Cash Investments	109,791	17,999	—
Futures Contracts—Assets[1]	380	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	4,008,456	17,999	—
1 Represents variation margin on the last day of the reporting period.

Vanguard International Growth Fund

Schedule of Investments
As of November 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)[1]
Australia (3.7%)
Woolworths Ltd.	5,214,600	133,866
Australia & New Zealand Banking Group Ltd.	6,427,000	130,278
Woodside Petroleum Ltd.	2,777,000	123,842
Brambles Ltd.	14,934,900	90,096
* James Hardie Industries NV	6,196,069	45,706
Amcor Ltd.	6,333,889	34,307
^ Sims Metal Management Ltd.	1,000,000	19,445
		577,540
Austria (0.2%)
^ Wienerberger AG	1,600,001	27,595

Belgium (0.1%)
Barco NV	385,000	16,289

Brazil (8.1%)
Petroleo Brasileiro SA ADR Type A	7,733,400	348,467
Itau Unibanco Holding SA ADR	8,592,375	191,180
BM&FBOVESPA SA	17,436,600	117,204
Redecard SA	7,504,952	114,573
Itau Unibanco Holding SA Prior Pfd.	4,871,490	105,311
Vale SA Prior Pfd.	4,259,000	102,793
Vale SA Class B Pfd. ADR	3,641,900	89,227
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,230,000	78,659
Petroleo Brasileiro SA Prior Pfd.	1,515,000	33,484
B2W Cia Global Do Varejo	1,063,000	30,579
Banco do Brasil SA	1,370,000	24,114
Fibria Celulose SA	716,170	12,243
		1,247,834
Canada (1.2%)
Niko Resources Ltd.	1,212,600	101,498
Canadian Pacific Railway Ltd.	1,264,000	61,044
Sherritt International Corp.	2,300,000	14,623
Harry Winston Diamond Corp.	732,000	6,929
		184,094
China (5.5%)
China Construction Bank Corp.	152,448,000	135,561
* Baidu Inc.	289,800	125,698
China Resources Enterprise Ltd.	24,730,000	77,330
Ping An Insurance Group Co. of China Ltd.	7,695,000	71,660
CNOOC Ltd.	44,035,000	68,144
* Ctrip.com International Ltd. ADR	789,700	57,925
^ Dongfang Electric Corp. Ltd.	10,506,200	55,140
^ Want Want China Holdings Ltd.	73,668,000	51,498
^ Tencent Holdings Ltd.	2,683,000	49,588
Denway Motors Ltd.	69,524,000	42,693
China Unicom Hong Kong Ltd.	29,408,000	39,452
China Overseas Land & Investment Ltd.	16,430,800	35,282
China Merchants Bank Co. Ltd.	9,496,500	25,710

Chaoda Modern Agriculture Holdings Ltd.	23,000,719	20,190
		855,871
Denmark (1.8%)
* Vestas Wind Systems A/S	1,653,736	116,105
Novo Nordisk A/S Class B	1,135,200	75,705
Novozymes A/S	634,400	64,221
AP Moller - Maersk A/S Class B	3,000	21,950
		277,981
France (8.8%)
Cie Generale d'Optique Essilor International SA	3,380,100	195,938
Total SA	2,938,000	182,215
L'Oreal SA	1,668,495	181,135
BNP Paribas	1,754,500	145,645
Danone	2,210,000	132,039
^ GDF Suez	2,809,012	117,419
^ ArcelorMittal	2,609,425	102,338
AXA SA	3,212,270	77,155
PPR	605,000	73,316
Schneider Electric SA	516,000	56,726
Societe Generale	500,000	35,362
^ Publicis Groupe SA	865,000	33,293
European Aeronautic Defence and Space Co. NV	1,565,000	28,080
		1,360,661
Germany (6.2%)
SAP AG	5,289,400	252,622
Siemens AG	1,366,000	133,972
Adidas AG	2,217,810	126,769
Linde AG	861,000	105,970
Fresenius Medical Care AG & Co. KGaA	1,756,000	93,321
Porsche Automobil Holding SE Prior Pfd.	994,400	69,306
ThyssenKrupp AG	1,219,000	44,489
Symrise AG	1,495,000	32,703
*,^ TUI AG	3,575,300	28,338
Celesio AG	1,069,000	28,173
E.ON AG	700,000	27,694
*,^ Q-Cells SE	986,500	15,495
		958,852
Hong Kong (3.0%)
Swire Pacific Ltd.	15,575,500	178,714
Hong Kong Exchanges and Clearing Ltd.	4,514,200	80,348
Esprit Holdings Ltd.	11,861,347	79,636
Sun Hung Kai Properties Ltd.	3,707,000	54,916
Li & Fung Ltd.	10,292,000	41,397
^ Techtronic Industries Co.	25,499,943	20,427
^ Ports Design Ltd.	4,958,000	13,450
		468,888
India (0.6%)
Housing Development Finance Corp.	1,225,800	73,073
Reliance Capital Ltd.	1,454,500	26,104
		99,177
Indonesia (0.5%)
Telekomunikasi Indonesia Tbk PT	81,778,500	77,954

Ireland (0.2%)
Kerry Group PLC Class A	850,000	25,228

Kerry Group PLC Class A (London Shares)	75,000	2,221
		27,449
Israel (2.1%)
Teva Pharmaceutical Industries Ltd. ADR	4,969,100	262,319
Makhteshim-Agan Industries Ltd.	13,061,243	63,798
		326,117
Italy (0.5%)
* Intesa Sanpaolo SPA (Registered)	18,981,662	82,672

Japan (13.1%)
Canon Inc.	6,525,100	249,402
Honda Motor Co. Ltd.	6,170,100	191,150
Mitsubishi Corp.	5,978,000	134,079
Nintendo Co. Ltd.	540,100	132,099
Toyota Motor Corp.	2,990,400	117,674
Rakuten Inc.	145,388	117,300
Unicharm Corp.	1,105,000	112,518
Nomura Holdings Inc.	14,470,700	103,980
Mitsui Sumitomo Insurance Group Holdings Inc.	3,434,100	89,674
Nippon Telegraph & Telephone Corp.	1,929,000	83,017
Sekisui Chemical Co. Ltd.	12,557,000	74,379
SMC Corp./Japan	643,300	72,072
Bridgestone Corp.	4,414,500	69,769
Japan Tobacco Inc.	23,355	69,081
Sony Financial Holdings Inc.	22,304	67,048
Yamada Denki Co. Ltd.	1,023,570	61,113
Hoya Corp.	2,310,700	58,684
THK Co. Ltd.	3,095,300	50,503
Yamaha Motor Co. Ltd.	4,304,200	50,158
Rohm Co. Ltd.	589,500	38,735
Kyocera Corp.	347,900	27,578
Astellas Pharma Inc.	685,000	25,161
Trend Micro Inc.	695,000	24,794
		2,019,968
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	8,168

Mexico (1.2%)
America Movil SAB de CV ADR	1,403,500	67,902
* Desarrolladora Homex SAB de CV ADR	1,819,212	63,272
Wal-Mart de Mexico SAB de CV	8,200,000	33,596
^ Consorcio ARA SAB de CV	24,127,045	17,333
		182,103
Netherlands (3.0%)
Unilever NV	6,730,000	205,909
SBM Offshore NV	5,066,035	95,906
* ING Groep NV	6,500,000	60,551
Reed Elsevier NV	4,998,000	58,111
TNT NV	875,000	25,424
* ING Groep NV Rights Exp. 12/15/2009	6,500,000	16,104
		462,005
Norway (0.5%)
*,^ DnB NOR ASA	4,139,000	46,769
Statoil ASA	1,050,000	25,862
* DnB NOR ASA Rights	919,777	2,593
		75,224

Russia (0.7%)
Gazprom OAO ADR	4,851,000	110,957

Singapore (1.3%)
Jardine Matheson Holdings Ltd.	4,442,000	131,359
Singapore Exchange Ltd.	6,541,000	37,184
DBS Group Holdings Ltd.	2,450,000	25,387
		193,930
South Africa (0.6%)
Impala Platinum Holdings Ltd.	1,778,600	41,272
Sasol Ltd.	565,000	22,287
MTN Group Ltd.	1,350,000	21,702
		85,261
South Korea (0.8%)
Samsung Electronics Co. Ltd.	116,000	71,723
Samsung Fire & Marine Insurance Co. Ltd.	186,900	32,435
Hankook Tire Co. Ltd.	880,000	17,472
		121,630
Spain (3.5%)
Banco Santander SA	13,490,528	232,232
^ Inditex SA	2,217,885	141,295
Banco Bilbao Vizcaya Argentaria SA	5,235,000	99,035
Gamesa Corp. Tecnologica SA	3,390,418	64,899
		537,461
Sweden (3.2%)
Atlas Copco AB Class A	15,095,533	214,705
Sandvik AB	10,514,363	124,320
Svenska Handelsbanken AB Class A	2,911,706	83,823
^ Oriflame Cosmetics SA	575,000	33,965
Telefonaktiebolaget LM Ericsson Class B	3,220,000	31,268
		488,081
Switzerland (9.1%)
Novartis AG	4,499,000	249,963
Syngenta AG	889,814	237,044
Roche Holdings AG	1,028,684	168,079
Credit Suisse Group AG	2,757,000	143,743
Compagnie Financiere Richemont SA	3,236,100	104,865
* UBS AG	6,397,691	99,988
SGS SA	67,448	86,581
Geberit AG	494,180	85,372
GAM Holding Ltd.	4,571,000	54,642
Julius Baer Group Ltd.	1,444,000	47,657
ABB Ltd.	2,331,300	42,808
Holcim Ltd.	486,000	35,121
Nestle SA	710,000	33,568
Zurich Financial Services AG	50,000	10,816
		1,400,247
Taiwan (0.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	37,122,508	70,424
Compal Electronics Inc.	14,998,200	19,852
		90,276

Turkey (0.4%)
Turkiye Garanti Bankasi AS	20,354,000	67,878

United Kingdom (16.1%)
Tesco PLC	51,610,300	359,371
BG Group PLC	15,201,213	276,350
HSBC Holdings PLC	20,750,693	243,063
Standard Chartered PLC	7,532,300	184,633
Vodafone Group PLC	75,739,324	170,861
BHP Billiton PLC	5,536,700	170,352
British American Tobacco PLC	4,963,464	151,133
Rio Tinto PLC	2,574,200	131,107
Rolls-Royce Group PLC	13,797,616	107,812
Prudential PLC	9,563,000	99,051
Centrica PLC	17,626,000	73,899
SABMiller PLC	2,480,000	72,312
Meggitt PLC	14,917,500	58,811
Capita Group PLC	3,551,612	41,666
Unilever PLC	1,190,000	35,003
*	Signet Jewelers Ltd.	1,356,000	34,524
GlaxoSmithKline PLC	1,660,000	34,369
Bunzl PLC	2,828,500	29,087
Intertek Group PLC	1,460,000	28,003
G4S PLC	6,850,000	27,556
Ultra Electronics Holdings	1,335,000	27,300
Inchcape PLC	58,300,000	26,798
Carnival PLC	765,000	25,727
*	Lloyds Banking Group PLC	25,305,464	23,136
WM Morrison Supermarkets PLC	5,020,000	22,774
Victrex PLC	1,706,167	22,261
*	Lloyds Banking Group PLC Rights Exp. 12/11/2009	33,909,321	9,902
Admiral Group PLC	237,261	4,152
2,491,013
Total Common Stocks (Cost $13,240,903)	14,923,176
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (5.1%)[1]
Money Market Fund (4.8%)
[2,3] Vanguard Market Liquidity Fund	0.199%	734,305,028	734,305

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Fannie Mae Discount Notes	0.190%	2/10/10	35,000	34,998
[4,5] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	12,000	12,000
4	Federal Home Loan Bank Discount Notes	0.220%	3/26/10	5,000	4,999
51,997
Total Temporary Cash Investments (Cost $786,281)	786,302
Total Investments (101.8%) (Cost $14,027,184)	15,709,478
Other Assets and Liabilities-Net (-1.8%)[3]	(283,938)
Net Assets (100%)	15,425,540

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $191,684,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 2.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $203,570,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $46,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At November 30, 2009, the cost of investment securities for tax purposes was $14,027,184,000. Net unrealized appreciation of investment securities for tax purposes was $1,682,294,000, consisting of unrealized gains of $2,743,732,000 on securities that had risen in value since their purchase and $1,061,438,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and

International Growth Fund

payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
Dow Jones EURO STOXX 50 Index	December 2009	3,704	155,708	(3,834)
Topix Index	December 2009	1,156	112,722	(11,215)
FTSE 100 Index	December 2009	1,231	104,979	947
S&P ASX 200 Index	December 2009	378	40,612	807

At November 30, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
12/23/09	EURO	107,222	USD	160,973	2,201
12/16/09	JPY	11,131,535	USD	129,024	7,120
12/23/09	GBP	62,959	USD	103,364	(971)
12/23/09	AUD	42,083	USD	38,432	1,819
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At November 30, 2009, counterparties had deposited in segregated accounts cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

International Growth Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,059,972	12,863,204	—
Temporary Cash Investments	734,305	51,997	—
Futures Contracts—Assets[1]	2,387	—	—
Forward Currency Contracts—Assets	11,140	—	—
Forward Currency Contracts—Liabilities	(971)	—	—
Total	2,812,212	12,909,822	—
1 Represents variation margin on the last day of the reporting period.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.1%)
	McDonald's Corp.	138,804	8,779
*	Amazon.com Inc.	41,257	5,607
	Target Corp.	96,029	4,471
	Lowe's Cos. Inc.	186,033	4,057
	Best Buy Co. Inc.	52,976	2,269
	Staples Inc.	91,877	2,143
	TJX Cos. Inc.	53,941	2,070
*	Kohl's Corp.	38,747	2,059
	Carnival Corp.	59,440	1,904
	Gap Inc.	66,489	1,424
	Coach Inc.	40,412	1,404
*	Bed Bath & Beyond Inc.	33,103	1,237
*	Apollo Group Inc. Class A	19,532	1,115
	Nordstrom Inc.	27,599	923
	Macy's Inc.	53,472	872
	Harley-Davidson Inc.	29,575	862
	H&R Block Inc.	42,407	861
*	AutoZone Inc.	5,158	763
	Genuine Parts Co.	20,331	729
	Ross Stores Inc.	15,961	702
	Ltd Brands Inc.	40,880	678
*	Dollar Tree Inc.	11,274	552
*	GameStop Corp. Class A	20,735	506
*	Royal Caribbean Cruises Ltd.	20,191	496
	Scripps Networks Interactive Inc. Class A	12,280	486
	Pulte Homes Inc.	48,498	443
	PetSmart Inc.	16,223	418
	Wyndham Worldwide Corp.	22,452	417
*	Mohawk Industries Inc.	8,740	359
*	Chico's FAS Inc.	22,479	316
	RadioShack Corp.	15,926	300
	American Eagle Outfitters Inc.	19,294	297
	Gannett Co. Inc.	29,622	293
*	Career Education Corp.	10,817	282
*	Lamar Advertising Co. Class A	9,791	271
*	Liberty Media Corp. - Capital	11,593	256
	Lennar Corp. Class A	18,340	232
*	Office Depot Inc.	35,457	218
	WABCO Holdings Inc.	8,313	196
	Foot Locker Inc.	19,977	190
	KB Home	11,438	155
	New York Times Co. Class A	18,113	153
	Hillenbrand Inc.	7,884	144
	Weight Watchers International Inc.	4,838	134
*	HSN Inc.	6,980	125
*	Ticketmaster Entertainment Inc.	7,680	81
*	Interval Leisure Group Inc.	6,880	79
*	Ascent Media Corp. Class A	1,751	40

		52,368
Consumer Staples (6.2%)
CVS Caremark Corp.	185,202	5,743
Walgreen Co.	125,555	4,883
Costco Wholesale Corp.	54,800	3,283
General Mills Inc.	41,779	2,841
Sysco Corp.	74,953	2,027
Kellogg Co.	36,116	1,899
Safeway Inc.	52,898	1,190
* Dr Pepper Snapple Group Inc.	32,090	840
Hershey Co.	21,153	748
Estee Lauder Cos. Inc. Class A	15,014	703
McCormick & Co. Inc.	14,814	529
Hormel Foods Corp.	12,704	477
* Whole Foods Market Inc.	17,712	454
* Dean Foods Co.	23,204	369
PepsiAmericas Inc.	11,959	354
Alberto-Culver Co. Class B	12,237	344
		26,684
Energy (3.7%)
Apache Corp.	42,387	4,039
Devon Energy Corp.	56,395	3,798
Spectra Energy Corp.	81,953	1,591
Peabody Energy Corp.	33,926	1,508
Williams Cos. Inc.	73,320	1,458
Consol Energy Inc.	22,966	1,055
* Ultra Petroleum Corp.	19,306	907
* Newfield Exploration Co.	16,651	704
Pioneer Natural Resources Co.	14,334	593
Teekay Corp.	6,789	163
		15,816
Financials (29.0%)
JPMorgan Chase & Co.	496,087	21,079
Bank of America Corp.	1,100,122	17,437
American Express Co.	151,044	6,318
US Bancorp	241,325	5,823
Travelers Cos. Inc.	72,197	3,782
MetLife Inc.	103,915	3,553
PNC Financial Services Group Inc.	58,378	3,328
Prudential Financial Inc.	58,638	2,923
CME Group Inc.	8,509	2,793
Aflac Inc.	59,227	2,726
Charles Schwab Corp.	146,554	2,686
Simon Property Group Inc.	36,277	2,636
State Street Corp.	62,794	2,593
Franklin Resources Inc.	22,084	2,386
Chubb Corp.	44,717	2,242
BB&T Corp.	87,556	2,180
ACE Ltd.	42,700	2,080
T Rowe Price Group Inc.	32,537	1,592
Northern Trust Corp.	30,734	1,521
SunTrust Banks Inc.	63,467	1,500
* Progressive Corp.	85,755	1,438
Ameriprise Financial Inc.	32,519	1,240
Hartford Financial Services Group Inc.	48,704	1,191
HCP Inc.	37,302	1,168
Discover Financial Services	68,409	1,058

Principal Financial Group Inc.	40,549	1,030
M&T Bank Corp.	15,057	987
Regions Financial Corp.	151,152	886
Hudson City Bancorp Inc.	66,292	881
Lincoln National Corp.	38,115	873
NYSE Euronext	33,083	836
Host Hotels & Resorts Inc.	78,111	822
Unum Group	42,189	803
XL Capital Ltd. Class A	43,251	792
* IntercontinentalExchange Inc.	6,889	736
ProLogis	55,797	730
People's United Financial Inc.	43,923	715
Plum Creek Timber Co. Inc.	20,642	712
Moody's Corp.	29,790	692
* Genworth Financial Inc. Class A	61,891	667
Keycorp	112,092	657
* SLM Corp.	58,876	646
Kimco Realty Corp.	47,785	589
Legg Mason Inc.	20,617	583
PartnerRe Ltd.	7,458	575
Willis Group Holdings Ltd.	20,995	570
Cincinnati Financial Corp.	20,665	527
New York Community Bancorp Inc.	43,380	507
* Leucadia National Corp.	23,302	501
WR Berkley Corp.	20,164	498
Assurant Inc.	15,046	460
AMB Property Corp.	18,404	433
Commerce Bancshares Inc.	10,651	428
Liberty Property Trust	14,280	423
* Markel Corp.	1,237	419
RenaissanceRe Holdings Ltd.	7,838	418
Marshall & Ilsley Corp.	66,507	382
First American Corp.	11,817	375
* First Horizon National Corp.	27,414	371
Macerich Co.	12,410	369
White Mountains Insurance Group Ltd.	1,125	367
Huntington Bancshares Inc.	91,036	348
Regency Centers Corp.	10,307	345
Old Republic International Corp.	30,262	322
Brown & Brown Inc.	17,976	321
* E*Trade Financial Corp.	194,947	320
Duke Realty Corp.	28,086	315
SEI Investments Co.	17,920	314
Janus Capital Group Inc.	23,243	304
* St Joe Co.	11,701	291
Federated Investors Inc. Class B	9,806	253
City National Corp.	6,338	250
Valley National Bancorp	18,377	243
TCF Financial Corp.	16,199	213
Zions Bancorporation	16,176	213
Popular Inc.	81,415	193
Fulton Financial Corp.	22,076	190
Associated Banc-Corp	16,558	188
Forest City Enterprises Inc. Class A	17,337	186
Protective Life Corp.	10,814	179
Unitrin Inc.	6,172	138
Synovus Financial Corp.	60,911	119
Erie Indemnity Co. Class A	2,676	99

* MBIA Inc.	26,727	92
* Forestar Group Inc.	4,248	79
Allied Capital Corp.	21,767	77
Wesco Financial Corp.	181	62
* iStar Financial Inc.	13,964	34
Ambac Financial Group Inc.	34,269	26
Student Loan Corp.	494	25
PMI Group Inc.	9,714	18
		125,290
Health Care (15.3%)
* Amgen Inc.	129,929	7,321
Medtronic Inc.	142,800	6,060
* Gilead Sciences Inc.	115,865	5,336
UnitedHealth Group Inc.	147,909	4,241
* Medco Health Solutions Inc.	60,305	3,809
* WellPoint Inc.	60,317	3,259
* Celgene Corp.	58,472	3,242
* Express Scripts Inc.	34,958	2,999
Covidien PLC	63,874	2,991
Allergan Inc.	39,105	2,273
Stryker Corp.	37,890	1,910
* Genzyme Corp.	34,390	1,744
* Biogen Idec Inc.	36,809	1,728
Alcon Inc.	11,358	1,680
* St Jude Medical Inc.	43,847	1,610
* Boston Scientific Corp.	190,663	1,596
Cardinal Health Inc.	45,897	1,479
CIGNA Corp.	34,560	1,109
Quest Diagnostics Inc.	17,695	1,025
* Hospira Inc.	20,512	963
AmerisourceBergen Corp. Class A	37,756	932
* Humana Inc.	21,455	891
* DaVita Inc.	13,275	786
* Waters Corp.	12,271	721
* Mylan Inc.	38,399	686
* CareFusion Corp.	22,948	593
* Henry Schein Inc.	11,381	565
Beckman Coulter Inc.	8,614	560
* Cephalon Inc.	9,367	515
* Watson Pharmaceuticals Inc.	13,222	490
* Millipore Corp.	7,078	482
* Coventry Health Care Inc.	18,737	423
* Patterson Cos. Inc.	15,282	393
* King Pharmaceuticals Inc.	30,969	366
Omnicare Inc.	15,200	352
Universal Health Services Inc. Class B	5,842	326
* Health Net Inc.	12,972	275
* Kinetic Concepts Inc.	6,745	227
		65,958
Industrials (3.7%)
Deere & Co.	53,820	2,880
Norfolk Southern Corp.	46,607	2,396
PACCAR Inc.	46,528	1,725
Republic Services Inc. Class A	48,202	1,359
CH Robinson Worldwide Inc.	21,570	1,202
WW Grainger Inc.	9,381	917
Southwest Airlines Co.	93,510	860

Fastenal Co.	19,166	711
* Iron Mountain Inc.	25,590	614
Pitney Bowes Inc.	26,339	607
* Jacobs Engineering Group Inc.	15,555	544
Manpower Inc.	9,810	483
Equifax Inc.	16,018	459
Cintas Corp.	14,740	414
JB Hunt Transport Services Inc.	11,941	381
* Terex Corp.	13,659	257
		15,809
Information Technology (27.1%)
* Apple Inc.	113,235	22,637
* Google Inc. Class A	29,990	17,484
Intel Corp.	707,219	13,579
QUALCOMM Inc.	211,430	9,514
* Dell Inc.	248,671	3,511
Mastercard Inc. Class A	13,956	3,361
* eBay Inc.	123,130	3,013
Automatic Data Processing Inc.	63,851	2,774
* Adobe Systems Inc.	66,641	2,338
Applied Materials Inc.	169,034	2,081
* Symantec Corp.	104,531	1,855
* Juniper Networks Inc.	67,208	1,756
Western Union Co.	88,792	1,638
* Broadcom Corp. Class A	55,469	1,620
* Cognizant Technology Solutions Corp. Class A	36,820	1,618
Paychex Inc.	46,340	1,453
Tyco Electronics Ltd.	58,334	1,354
* NetApp Inc.	42,718	1,317
* Intuit Inc.	40,922	1,195
CA Inc.	50,029	1,106
Seagate Technology	62,577	947
* Fiserv Inc.	19,922	921
* BMC Software Inc.	23,520	911
* Marvell Technology Group Ltd.	58,940	909
* NVIDIA Corp.	68,706	897
* Citrix Systems Inc.	23,132	883
* Check Point Software Technologies	26,463	836
* Micron Technology Inc.	107,900	811
Xilinx Inc.	35,162	796
Altera Corp.	37,046	779
* McAfee Inc.	20,062	765
Linear Technology Corp.	27,964	754
* Flextronics International Ltd.	102,335	724
* Autodesk Inc.	28,795	675
KLA-Tencor Corp.	21,312	666
* Teradata Corp.	21,847	640
Microchip Technology Inc.	23,249	610
* Advanced Micro Devices Inc.	83,966	589
* SanDisk Corp.	28,367	559
* VeriSign Inc.	24,425	548
* Lam Research Corp.	15,812	537
* Akamai Technologies Inc.	21,704	521
Lender Processing Services Inc.	12,283	513
* LSI Corp.	82,545	437
Total System Services Inc.	25,175	435
National Semiconductor Corp.	29,302	428

* Synopsys Inc.		18,163	408
* Arrow Electronics Inc.		15,263	401
Broadridge Financial Solutions Inc.		17,650	388
Jabil Circuit Inc.		26,196	349
* IAC/InterActiveCorp		16,871	328
* DST Systems Inc.		6,305	268
* Novellus Systems Inc.		12,358	256
Diebold Inc.		8,419	212
* Compuware Corp.		30,155	209
* Cadence Design Systems Inc.		34,455	207
* JDS Uniphase Corp.		26,787	198
* Teradyne Inc.		21,727	193
* Convergys Corp.		15,385	172
* EchoStar Corp. Class A		4,940	96
			116,980
Materials (0.8%)
Southern Copper Corp.		32,473	1,131
Sigma-Aldrich Corp.		15,458	825
Vulcan Materials Co.		15,727	762
Sealed Air Corp.		20,300	453
* Pactiv Corp.		16,680	406
			3,577
Telecommunication Services (1.4%)
CenturyTel Inc.		37,619	1,339
* Sprint Nextel Corp.		358,194	1,329
* Millicom International Cellular SA		13,777	1,030
* Crown Castle International Corp.		27,585	1,012
* NII Holdings Inc.		21,204	632
Frontier Communications Corp.		39,583	313
Telephone & Data Systems Inc.		6,573	200
			5,855
Utilities (0.7%)
Questar Corp.		22,018	873
* NRG Energy Inc.		33,779	809
EQT Corp.		16,330	672
Pepco Holdings Inc.		27,780	453
TECO Energy Inc.		27,204	401
			3,208
Total Common Stocks (Cost $454,977)			431,545
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $1,240)	0.199%	1,239,852	1,240

Total Investments (100.3%) (Cost $456,217)			432,785
Other Assets and Liabilities-Net (-0.3%)			(1,259)
Net Assets (100%)			431,526

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

FTSE Social Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2009, the cost of investment securities for tax purposes was $456,217,000. Net unrealized depreciation of investment securities for tax purposes was $23,432,000, consisting of unrealized gains of $64,011,000 on securities that had risen in value since their purchase and $87,443,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Consumer Discretionary (8.4%)
	McDonald's Corp.	38,645	2,444
	Walt Disney Co.	62,769	1,897
*	Amazon.com Inc.	12,231	1,662
	Home Depot Inc.	60,360	1,652
	Time Warner Inc.	41,983	1,290
	Target Corp.	25,422	1,184
	Lowe's Cos. Inc.	52,454	1,144
*	DIRECTV Class A	32,481	1,027
	Comcast Corp. Class A	66,064	969
*	Ford Motor Co.	99,362	883
	NIKE Inc. Class B	13,139	853
	News Corp. Class A	73,671	844
	Johnson Controls Inc.	23,862	646
	Staples Inc.	25,458	594
	Yum! Brands Inc.	16,427	579
*	Viacom Inc. Class B	19,204	569
	TJX Cos. Inc.	14,707	565
*	Starbucks Corp.	25,727	564
	Best Buy Co. Inc.	12,593	539
*	Kohl's Corp.	10,131	538
	Time Warner Cable Inc.	12,326	516
	Carnival Corp.	15,347	492
	Comcast Corp.	32,532	449
	Omnicom Group Inc.	10,896	400
	Coach Inc.	11,056	384
	Gap Inc.	16,957	363
*	Bed Bath & Beyond Inc.	9,135	341
	McGraw-Hill Cos. Inc.	10,991	329
*	Apollo Group Inc. Class A	4,767	272
	Marriott International Inc./DE Class A	10,496	270
	CBS Corp. Class B	20,528	263
	Macy's Inc.	14,736	240
	VF Corp.	3,088	225
	Sherwin-Williams Co.	3,495	213
	JC Penney Co. Inc.	7,385	212
	Fortune Brands Inc.	5,257	202
*	Las Vegas Sands Corp.	11,541	177
*	AutoZone Inc.	1,148	170
	DISH Network Corp. Class A	7,297	151
*,^ Sears Holdings Corp.		1,950	138
	Garmin Ltd.	4,204	126
*	Liberty Global Inc. Class A	4,772	92
	News Corp. Class B	6,560	90
*	Liberty Global Inc.	4,388	85
			26,643
Consumer Staples (12.1%)
	Procter & Gamble Co.	103,363	6,445
	Wal-Mart Stores Inc.	82,788	4,516

Coca-Cola Co.	73,855	4,224
PepsiCo Inc.	55,397	3,447
Philip Morris International Inc.	68,500	3,294
CVS Caremark Corp.	51,105	1,585
Colgate-Palmolive Co.	17,777	1,497
Kraft Foods Inc.	52,407	1,393
Altria Group Inc.	73,577	1,384
Walgreen Co.	35,290	1,372
Kimberly-Clark Corp.	14,742	972
Costco Wholesale Corp.	15,445	925
General Mills Inc.	11,707	796
Archer-Daniels-Midland Co.	20,563	634
Sysco Corp.	20,622	558
Avon Products Inc.	14,925	511
Kellogg Co.	9,355	492
Kroger Co.	21,619	492
HJ Heinz Co.	11,010	467
Lorillard Inc.	5,887	459
ConAgra Foods Inc.	15,673	348
Safeway Inc.	14,772	332
Reynolds American Inc.	6,107	305
Clorox Co.	4,871	294
Sara Lee Corp.	23,150	281
Campbell Soup Co.	7,364	257
Molson Coors Brewing Co. Class B	5,308	240
Coca-Cola Enterprises Inc.	10,268	202
Pepsi Bottling Group Inc.	5,198	197
Hershey Co.	5,533	196
Brown-Forman Corp. Class B	2,809	144
		38,259
Energy (12.7%)
Exxon Mobil Corp.	170,175	12,775
Chevron Corp.	71,016	5,542
Schlumberger Ltd.	42,575	2,720
ConocoPhillips	50,084	2,593
Occidental Petroleum Corp.	28,846	2,330
Apache Corp.	11,929	1,137
Anadarko Petroleum Corp.	17,369	1,034
Devon Energy Corp.	15,008	1,011
* Transocean Ltd.	11,412	975
Halliburton Co.	31,926	937
XTO Energy Inc.	19,598	832
Marathon Oil Corp.	25,186	822
EOG Resources Inc.	8,907	770
National Oilwell Varco Inc.	14,880	640
Hess Corp.	10,298	597
* Southwestern Energy Co.	12,009	528
Chesapeake Energy Corp.	21,586	516
Baker Hughes Inc.	10,812	441
Spectra Energy Corp.	22,572	438
* Weatherford International Ltd.	25,752	430
Peabody Energy Corp.	9,331	415
Williams Cos. Inc.	20,281	403
Noble Energy Inc.	6,055	395
Noble Corp.	9,156	378
Murphy Oil Corp.	6,336	357
Valero Energy Corp.	19,498	310

* Ultra Petroleum Corp.	5,318	250
Diamond Offshore Drilling Inc.	2,421	241
Smith International Inc.	8,773	238
		40,055
Financials (14.3%)
JPMorgan Chase & Co.	139,255	5,917
Bank of America Corp.	306,357	4,856
Wells Fargo & Co.	157,153	4,407
Goldman Sachs Group Inc.	17,198	2,918
Citigroup Inc.	569,936	2,342
US Bancorp	67,528	1,630
American Express Co.	37,900	1,585
Morgan Stanley	43,316	1,368
* Berkshire Hathaway Inc. Class B	397	1,331
Bank of New York Mellon Corp.	42,540	1,133
Travelers Cos. Inc.	20,097	1,053
MetLife Inc.	29,128	996
PNC Financial Services Group Inc.	16,339	932
Prudential Financial Inc.	16,231	809
Aflac Inc.	16,634	766
Simon Property Group Inc.	10,061	731
State Street Corp.	17,298	714
CME Group Inc.	2,127	698
Charles Schwab Corp.	35,067	643
Chubb Corp.	12,531	628
Franklin Resources Inc.	5,776	624
Capital One Financial Corp.	15,805	606
BB&T Corp.	23,838	594
ACE Ltd.	11,954	582
Allstate Corp.	17,822	506
T Rowe Price Group Inc.	8,931	437
Loews Corp.	12,148	430
SunTrust Banks Inc.	17,664	417
Marsh & McLennan Cos. Inc.	18,300	413
* Progressive Corp.	22,670	380
Northern Trust Corp.	7,441	368
Vornado Realty Trust	5,543	363
Annaly Capital Management Inc.	19,101	352
Public Storage	4,367	348
Ameriprise Financial Inc.	8,923	340
AON Corp.	8,737	338
Boston Properties Inc.	4,772	320
Invesco Ltd.	14,342	319
Equity Residential	9,527	307
Principal Financial Group Inc.	10,870	276
NYSE Euronext	9,054	229
Hudson City Bancorp Inc.	16,426	218
BlackRock Inc.	812	184
* TD Ameritrade Holding Corp.	9,219	181
M&T Bank Corp.	2,667	175
Moody's Corp.	7,000	163
* Leucadia National Corp.	6,682	144
		45,071
Health Care (13.0%)
Johnson & Johnson	97,584	6,132
Pfizer Inc.	285,556	5,189
* Merck & Co. Inc.	108,365	3,924

Abbott Laboratories	54,997	2,997
* Amgen Inc.	36,026	2,030
Bristol-Myers Squibb Co.	70,490	1,784
Medtronic Inc.	39,298	1,668
* Gilead Sciences Inc.	32,256	1,485
Eli Lilly & Co.	36,799	1,352
UnitedHealth Group Inc.	41,161	1,180
Baxter International Inc.	21,529	1,174
* Medco Health Solutions Inc.	16,775	1,059
* WellPoint Inc.	16,822	909
* Celgene Corp.	16,379	908
Covidien PLC	17,936	840
* Express Scripts Inc.	9,166	786
* Thermo Fisher Scientific Inc.	14,452	683
Allergan Inc.	10,838	630
Becton Dickinson and Co.	8,371	626
McKesson Corp.	9,658	599
Stryker Corp.	10,370	523
* Genzyme Corp.	9,602	487
* Biogen Idec Inc.	10,270	482
Aetna Inc.	15,657	456
* Zimmer Holdings Inc.	7,528	445
* St Jude Medical Inc.	12,002	441
* Boston Scientific Corp.	52,310	438
Cardinal Health Inc.	12,609	406
* Forest Laboratories Inc.	10,533	323
Quest Diagnostics Inc./DE	5,515	319
CIGNA Corp.	9,560	307
CR Bard Inc.	3,487	287
* Laboratory Corp. of America Holdings	3,799	277
		41,146
Industrials (10.0%)
General Electric Co.	376,828	6,037
United Technologies Corp.	31,848	2,141
3M Co.	23,445	1,816
United Parcel Service Inc. Class B	24,884	1,430
Boeing Co.	24,551	1,287
Caterpillar Inc.	22,001	1,285
Burlington Northern Santa Fe Corp.	12,085	1,188
Union Pacific Corp.	17,939	1,135
Emerson Electric Co.	26,740	1,107
Honeywell International Inc.	25,147	967
Lockheed Martin Corp.	11,568	893
FedEx Corp.	10,527	889
Deere & Co.	15,041	805
General Dynamics Corp.	11,646	767
Illinois Tool Works Inc.	15,104	735
Raytheon Co.	14,024	723
Danaher Corp.	9,477	672
Norfolk Southern Corp.	13,061	671
CSX Corp.	13,932	662
Tyco International Ltd.	16,565	594
Northrop Grumman Corp.	10,755	589
Waste Management Inc.	16,325	536
Precision Castparts Corp.	4,905	509
PACCAR Inc.	12,064	447
Ingersoll-Rand PLC	11,118	393

Republic Services Inc. Class A	13,187	372
Eaton Corp.	5,483	350
CH Robinson Worldwide Inc.	5,947	331
L-3 Communications Holdings Inc.	4,054	318
ITT Corp.	6,032	312
Parker Hannifin Corp.	5,627	304
Cummins Inc.	6,706	301
Fluor Corp.	6,264	266
Southwest Airlines Co.	25,982	239
Expeditors International of Washington Inc.	7,442	238
* First Solar Inc.	1,627	194
		31,503
Information Technology (19.5%)
Microsoft Corp.	283,978	8,352
* Apple Inc.	31,745	6,346
International Business Machines Corp.	46,419	5,865
* Google Inc. Class A	8,578	5,001
* Cisco Systems Inc.	204,243	4,779
Hewlett-Packard Co.	84,498	4,146
Intel Corp.	198,740	3,816
Oracle Corp.	141,867	3,132
QUALCOMM Inc.	58,896	2,650
Visa Inc. Class A	16,294	1,320
* EMC Corp.	71,634	1,206
Texas Instruments Inc.	44,667	1,130
* eBay Inc.	38,918	952
Corning Inc.	55,296	922
Accenture PLC Class A	21,823	896
* Dell Inc.	62,487	882
Mastercard Inc. Class A	3,496	842
Automatic Data Processing Inc.	17,852	776
* Yahoo! Inc.	47,182	706
* Adobe Systems Inc.	18,640	654
Motorola Inc.	81,579	653
Applied Materials Inc.	47,307	582
* Symantec Corp.	28,714	510
* Juniper Networks Inc.	18,219	476
Western Union Co.	24,553	453
* Cognizant Technology Solutions Corp. Class A	10,211	449
* Broadcom Corp. Class A	15,061	440
Tyco Electronics Ltd.	15,945	370
* NetApp Inc.	11,593	357
Paychex Inc.	11,369	356
* Agilent Technologies Inc.	12,084	350
CA Inc.	14,496	320
* Intuit Inc.	10,647	311
Analog Devices Inc.	10,190	306
* NVIDIA Corp.	19,157	250
Fidelity National Information Services Inc.	10,932	247
Xerox Corp.	30,152	232
* Activision Blizzard Inc.	20,265	231
* Sun Microsystems Inc.	26,116	222
* Electronic Arts Inc.	11,209	189
* VMware Inc. Class A	1,776	75
		61,752
Materials (3.2%)
Monsanto Co.	19,421	1,568

* Freeport-McMoRan Copper & Gold Inc.		14,654	1,213
Dow Chemical Co.		40,422	1,123
EI du Pont de Nemours & Co.		32,154	1,112
Newmont Mining Corp.		17,044	914
Praxair Inc.		10,942	898
Air Products & Chemicals Inc.		7,468	619
Nucor Corp.		11,185	474
Alcoa Inc.		34,108	427
Ecolab Inc.		8,230	370
International Paper Co.		14,372	366
PPG Industries Inc.		5,751	342
Mosaic Co.		5,452	297
Weyerhaeuser Co.		7,397	288
			10,011
Telecommunication Services (3.4%)
AT&T Inc.		208,921	5,628
Verizon Communications Inc.		100,587	3,165
* American Tower Corp. Class A		13,892	568
* Sprint Nextel Corp.		102,446	380
* Crown Castle International Corp.		10,120	371
CenturyTel Inc.		10,357	369
Qwest Communications International Inc.		53,855	197
			10,678
Utilities (3.1%)
Exelon Corp.		23,441	1,129
Southern Co.		27,843	893
Duke Energy Corp.		45,804	764
Dominion Resources Inc./VA		20,995	764
FPL Group Inc.		13,887	722
Public Service Enterprise Group Inc.		18,007	565
PG&E Corp.		13,110	555
Entergy Corp.		6,979	549
American Electric Power Co. Inc.		16,694	537
FirstEnergy Corp.		10,572	455
Sempra Energy		8,090	430
Consolidated Edison Inc.		9,591	412
PPL Corp.		13,120	400
Progress Energy Inc.		9,776	382
Edison International		10,853	370
Xcel Energy Inc.		15,952	324
* AES Corp.		23,225	296
Ameren Corp.		8,132	211
Constellation Energy Group Inc.		6,238	199
			9,957
Total Common Stocks (Cost $326,536)			315,075
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $133)	0.199%	133,201	133

Total Investments (99.8%) (Cost $326,669)			315,208
Other Assets and Liabilities-Net (0.2%)[2]			719
Net Assets (100%)			315,927

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $128,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $133,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2009, the cost of investment securities for tax purposes was $326,669,000. Net unrealized depreciation of investment securities for tax purposes was $11,461,000, consisting of unrealized gains of $15,112,000 on securities that had risen in value since their purchase and $26,573,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Growth Index Fund

Schedule of Investments
As of November 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (10.9%)
McDonald's Corp.	85,908	5,434
* Amazon.com Inc.	27,188	3,695
Target Corp.	56,219	2,618
Lowe's Cos. Inc.	116,249	2,535
* DIRECTV Class A	71,523	2,262
* Ford Motor Co.	223,128	1,984
NIKE Inc. Class B	29,207	1,895
Johnson Controls Inc.	52,245	1,413
Staples Inc.	56,848	1,326
Yum! Brands Inc.	36,717	1,295
TJX Cos. Inc.	33,351	1,280
* Starbucks Corp.	58,015	1,270
* Kohl's Corp.	22,835	1,213
Best Buy Co. Inc.	27,856	1,193
Omnicom Group Inc.	24,340	894
Coach Inc.	24,869	864
* Bed Bath & Beyond Inc.	20,426	763
McGraw-Hill Cos. Inc.	24,627	738
Marriott International Inc. Class A	23,684	609
* Apollo Group Inc. Class A	10,255	585
Sherwin-Williams Co.	7,793	474
* Viacom Inc. Class B	15,470	459
Gap Inc.	19,127	410
* Las Vegas Sands Corp.	25,582	392
* AutoZone Inc.	2,549	377
Garmin Ltd.	9,430	282
JC Penney Co. Inc.	8,381	241
* Liberty Global Inc. Class A	10,717	207
* Liberty Global Inc.	9,758	189
News Corp. Class B	9,949	136
* Sears Holdings Corp.	1,515	107
Comcast Corp.	7,317	101
Home Depot Inc.	793	22
Comcast Corp. Class A	1,191	17
DISH Network Corp. Class A	127	3
		37,283
Consumer Staples (13.4%)
Wal-Mart Stores Inc.	184,026	10,039
PepsiCo Inc.	122,626	7,630
Philip Morris International Inc.	152,281	7,323
Colgate-Palmolive Co.	39,232	3,303
Coca-Cola Co.	57,456	3,286
Walgreen Co.	78,108	3,038
CVS Caremark Corp.	74,319	2,305
Costco Wholesale Corp.	34,228	2,051
Avon Products Inc.	33,605	1,151
General Mills Inc.	16,670	1,134
Kellogg Co.	21,093	1,109

Kimberly-Clark Corp.	11,352	749
Clorox Co.	10,889	656
HJ Heinz Co.	12,318	523
Lorillard Inc.	6,585	513
Coca-Cola Enterprises Inc.	22,907	450
Campbell Soup Co.	10,793	377
Hershey Co.	8,142	288
Procter & Gamble Co.	1,771	110
Archer-Daniels-Midland Co.	270	8
Pepsi Bottling Group Inc.	49	2
Brown-Forman Corp. Class B	26	1
		46,046
Energy (6.9%)
Schlumberger Ltd.	94,277	6,023
Anadarko Petroleum Corp.	38,453	2,289
Occidental Petroleum Corp.	22,335	1,804
EOG Resources Inc.	19,746	1,708
National Oilwell Varco Inc.	32,720	1,408
Halliburton Co.	45,584	1,338
* Southwestern Energy Co.	27,113	1,192
Baker Hughes Inc.	24,101	982
* Weatherford International Ltd.	57,211	955
Peabody Energy Corp.	20,935	931
Noble Energy Inc.	13,574	886
Hess Corp.	14,981	868
XTO Energy Inc.	14,997	636
* Ultra Petroleum Corp.	11,845	557
Diamond Offshore Drilling Inc.	5,414	539
Smith International Inc.	19,380	527
Murphy Oil Corp.	9,225	520
Noble Corp.	10,329	427
* Transocean Ltd.	195	17
		23,607
Financials (6.3%)
American Express Co.	83,731	3,502
* Berkshire Hathaway Inc. Class B	876	2,937
US Bancorp	97,276	2,347
Citigroup Inc.	435,889	1,791
CME Group Inc.	4,706	1,545
Charles Schwab Corp.	77,662	1,424
Franklin Resources Inc.	12,660	1,368
Capital One Financial Corp.	35,385	1,357
State Street Corp.	25,293	1,045
T Rowe Price Group Inc.	20,005	979
Northern Trust Corp.	17,099	846
Simon Property Group Inc.	7,708	560
BlackRock Inc.	1,803	409
* TD Ameritrade Holding Corp.	20,564	404
Moody's Corp.	15,797	367
SunTrust Banks Inc.	13,579	321
Public Storage	3,578	285
AON Corp.	81	3
Hudson City Bancorp Inc.	219	3
		21,493
Health Care (13.1%)
Johnson & Johnson	108,452	6,815
Abbott Laboratories	121,675	6,630

* Amgen Inc.	79,923	4,504
Medtronic Inc.	87,455	3,712
* Gilead Sciences Inc.	71,175	3,278
Baxter International Inc.	47,273	2,579
* Medco Health Solutions Inc.	37,295	2,356
* Celgene Corp.	35,949	1,993
* Express Scripts Inc.	20,516	1,760
Becton Dickinson and Co.	18,843	1,409
Allergan Inc.	23,933	1,391
McKesson Corp.	20,952	1,299
Stryker Corp.	23,467	1,183
* Genzyme Corp.	21,275	1,079
* Biogen Idec Inc.	22,736	1,067
* Zimmer Holdings Inc.	16,842	997
* St Jude Medical Inc.	27,120	996
Quest Diagnostics Inc./DE	12,338	715
CR Bard Inc.	7,776	639
* Laboratory Corp. of America Holdings	8,429	615
* WellPoint Inc.	226	12
UnitedHealth Group Inc.	389	11
Aetna Inc.	146	4
		45,044
Industrials (6.5%)
Caterpillar Inc.	48,320	2,821
Boeing Co.	53,672	2,813
Union Pacific Corp.	39,693	2,511
United Parcel Service Inc. Class B	36,156	2,078
Danaher Corp.	21,390	1,517
FedEx Corp.	15,278	1,290
Precision Castparts Corp.	11,037	1,144
PACCAR Inc.	27,016	1,002
Deere & Co.	16,549	885
Honeywell International Inc.	19,679	757
CH Robinson Worldwide Inc.	13,269	740
Lockheed Martin Corp.	9,206	711
ITT Corp.	13,539	700
Parker Hannifin Corp.	12,568	678
Fluor Corp.	14,082	598
Southwest Airlines Co.	58,112	535
Expeditors International of Washington Inc.	16,627	531
* First Solar Inc.	3,644	434
Cummins Inc.	7,456	335
Raytheon Co.	368	19
L-3 Communications Holdings Inc.	109	9
Waste Management Inc.	153	5
		22,113
Information Technology (37.6%)
Microsoft Corp.	631,196	18,563
* Apple Inc.	70,505	14,095
International Business Machines Corp.	103,247	13,045
* Google Inc. Class A	19,044	11,103
* Cisco Systems Inc.	453,977	10,623
Hewlett-Packard Co.	187,822	9,215
Oracle Corp.	315,758	6,972
QUALCOMM Inc.	130,830	5,887
Intel Corp.	154,208	2,961
Visa Inc. Class A	36,206	2,933

* EMC Corp.	159,142	2,678
* eBay Inc.	86,327	2,112
Accenture PLC Class A	48,347	1,984
* Dell Inc.	138,412	1,954
Mastercard Inc. Class A	7,761	1,869
Automatic Data Processing Inc.	39,523	1,717
Texas Instruments Inc.	64,611	1,634
* Yahoo! Inc.	104,928	1,571
* Adobe Systems Inc.	41,321	1,450
Motorola Inc.	179,268	1,436
Applied Materials Inc.	104,483	1,286
* Symantec Corp.	64,285	1,141
* Juniper Networks Inc.	40,965	1,070
Corning Inc.	61,904	1,033
Western Union Co.	54,912	1,013
* Cognizant Technology Solutions Corp. Class A	22,874	1,005
* Broadcom Corp. Class A	34,304	1,002
Tyco Electronics Ltd.	35,676	828
* NetApp Inc.	26,461	815
Paychex Inc.	25,429	797
* Agilent Technologies Inc.	27,034	782
CA Inc.	32,979	729
* Intuit Inc.	23,895	698
* NVIDIA Corp.	42,937	561
* Activision Blizzard Inc.	45,440	518
* Sun Microsystems Inc.	58,633	499
Analog Devices Inc.	14,824	445
* Electronic Arts Inc.	25,335	428
* VMware Inc. Class A	4,169	175
		128,627
Materials (4.4%)
Monsanto Co.	42,968	3,470
* Freeport-McMoRan Copper & Gold Inc.	32,412	2,684
Newmont Mining Corp.	37,758	2,025
Praxair Inc.	24,148	1,981
Dow Chemical Co.	42,952	1,193
Alcoa Inc.	75,780	949
Ecolab Inc.	18,518	831
Weyerhaeuser Co.	16,537	644
Air Products & Chemicals Inc.	5,752	477
Mosaic Co.	7,917	431
International Paper Co.	15,988	407
		15,092
Telecommunication Services (0.6%)
* American Tower Corp. Class A	31,017	1,269
* Crown Castle International Corp.	22,774	836
		2,105
Utilities (0.2%)
* AES Corp.	52,188	665

Total Investments (99.9%) (Cost $326,863)		342,075
Other Assets and Liabilities-Net (0.1%)		460
Net Assets (100%)		342,535

*	Non-income-producing security.

Mega Cap 300 Growth Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2009, the cost of investment securities for tax purposes was $326,863,000. Net unrealized appreciation of investment securities for tax purposes was $15,212,000, consisting of unrealized gains of $26,179,000 on securities that had risen in value since their purchase and $10,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mega Cap 300 Value Index Fund

Schedule of Investments
As of November 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.2%)
Walt Disney Co.	103,141	3,117
Home Depot Inc.	98,839	2,704
Time Warner Inc.	69,269	2,128
News Corp. Class A	109,357	1,253
Comcast Corp. Class A	84,975	1,247
Comcast Corp.	74,798	1,033
Time Warner Cable Inc.	20,584	862
Carnival Corp.	25,596	820
* Viacom Inc. Class B	20,587	610
CBS Corp. Class B	34,410	441
Macy's Inc.	24,564	401
VF Corp.	5,207	379
Fortune Brands Inc.	8,776	337
Gap Inc.	14,304	306
DISH Network Corp. Class A	12,067	250
* DIRECTV Class A	6,396	202
JC Penney Co. Inc.	6,175	178
*,^ Sears Holdings Corp.	2,128	151
News Corp. Class B	9,941	136
Johnson Controls Inc.	524	14
Garmin Ltd.	33	1
		16,570
Consumer Staples (10.9%)
Procter & Gamble Co.	169,036	10,539
Coca-Cola Co.	79,195	4,530
Kraft Foods Inc.	86,162	2,290
Altria Group Inc.	121,000	2,276
Kimberly-Clark Corp.	15,739	1,038
Archer-Daniels-Midland Co.	33,530	1,033
Sysco Corp.	34,524	933
CVS Caremark Corp.	29,114	903
Kroger Co.	36,154	822
ConAgra Foods Inc.	25,890	574
Safeway Inc.	24,338	548
Reynolds American Inc.	10,212	510
Sara Lee Corp.	38,606	469
General Mills Inc.	6,656	453
Molson Coors Brewing Co. Class B	8,873	401
HJ Heinz Co.	9,205	391
Lorillard Inc.	4,825	376
Pepsi Bottling Group Inc.	8,771	333
Brown-Forman Corp. Class B	4,623	237
Campbell Soup Co.	4,537	159
Hershey Co.	3,190	113
Coca-Cola Enterprises Inc.	114	2
		28,930
Energy (18.2%)
Exxon Mobil Corp.	280,799	21,080

Chevron Corp.	117,156	9,143
ConocoPhillips	82,295	4,260
Occidental Petroleum Corp.	30,786	2,487
Apache Corp.	19,612	1,869
Devon Energy Corp.	24,629	1,659
* Transocean Ltd.	18,593	1,588
Marathon Oil Corp.	41,344	1,349
XTO Energy Inc.	20,929	888
Chesapeake Energy Corp.	35,597	851
Spectra Energy Corp.	37,731	732
Williams Cos. Inc.	34,053	677
Halliburton Co.	18,891	555
Valero Energy Corp.	32,869	522
Hess Corp.	6,018	349
Noble Corp.	7,610	314
Murphy Oil Corp.	3,870	218
Baker Hughes Inc.	242	10
Anadarko Petroleum Corp.	137	8
National Oilwell Varco Inc.	164	7
EOG Resources Inc.	69	6
		48,572
Financials (22.0%)
JPMorgan Chase & Co.	229,595	9,755
Bank of America Corp.	505,395	8,010
Wells Fargo & Co.	259,208	7,268
Goldman Sachs Group Inc.	28,366	4,813
Citigroup Inc.	612,427	2,517
Morgan Stanley	71,423	2,256
Bank of New York Mellon Corp.	70,260	1,872
Travelers Cos. Inc.	33,169	1,738
MetLife Inc.	47,822	1,635
PNC Financial Services Group Inc.	26,941	1,536
Prudential Financial Inc.	26,926	1,342
Aflac Inc.	27,311	1,257
Chubb Corp.	20,441	1,025
BB&T Corp.	39,816	991
ACE Ltd.	19,637	957
US Bancorp	39,534	954
Allstate Corp.	29,767	846
Simon Property Group Inc.	10,829	787
Loews Corp.	20,238	717
Marsh & McLennan Cos. Inc.	30,599	690
* Progressive Corp.	37,661	632
Vornado Realty Trust	9,432	617
Annaly Capital Management Inc.	31,800	585
Ameriprise Financial Inc.	14,898	568
AON Corp.	14,365	556
Boston Properties Inc.	8,094	542
Invesco Ltd.	24,301	541
Equity Residential	16,004	515
Principal Financial Group Inc.	18,624	473
SunTrust Banks Inc.	19,050	450
State Street Corp.	10,108	417
NYSE Euronext	15,188	384
Public Storage	4,763	379
Hudson City Bancorp Inc.	27,369	364
M&T Bank Corp.	4,477	294

* Leucadia National Corp.	11,632	250
American Express Co.	411	17
Capital One Financial Corp.	353	14
		58,564
Health Care (12.9%)
Pfizer Inc.	471,088	8,560
* Merck & Co. Inc.	178,434	6,461
Johnson & Johnson	80,493	5,058
Bristol-Myers Squibb Co.	115,720	2,929
Eli Lilly & Co.	60,410	2,219
UnitedHealth Group Inc.	67,602	1,938
* WellPoint Inc.	27,571	1,490
Covidien PLC	29,353	1,374
* Thermo Fisher Scientific Inc.	23,851	1,127
Aetna Inc.	25,385	739
* Boston Scientific Corp.	88,063	737
Cardinal Health Inc.	21,034	678
* Forest Laboratories Inc.	17,623	540
CIGNA Corp.	15,930	511
		34,361
Industrials (13.4%)
General Electric Co.	620,763	9,945
United Technologies Corp.	52,238	3,512
3M Co.	38,747	3,001
Burlington Northern Santa Fe Corp.	19,863	1,952
Emerson Electric Co.	43,906	1,818
General Dynamics Corp.	19,121	1,260
Illinois Tool Works Inc.	24,834	1,208
Raytheon Co.	22,443	1,156
Norfolk Southern Corp.	21,475	1,104
CSX Corp.	22,910	1,088
Honeywell International Inc.	27,124	1,043
Tyco International Ltd.	27,695	993
Northrop Grumman Corp.	17,657	968
Lockheed Martin Corp.	12,240	945
Waste Management Inc.	27,215	894
United Parcel Service Inc. Class B	14,167	814
Deere & Co.	12,353	661
Ingersoll-Rand PLC	18,647	660
Republic Services Inc. Class A	22,151	625
Eaton Corp.	9,190	587
L-3 Communications Holdings Inc.	6,719	527
FedEx Corp.	5,987	506
Cummins Inc.	5,674	255
Boeing Co.	540	28
Caterpillar Inc.	471	27
		35,577
Information Technology (2.4%)
Intel Corp.	212,556	4,081
Corning Inc.	44,800	747
Texas Instruments Inc.	25,794	652
Fidelity National Information Services Inc.	18,409	416
Xerox Corp.	50,765	391
Analog Devices Inc.	6,217	187
Motorola Inc.	1,165	9
Tyco Electronics Ltd.	358	8
Applied Materials Inc.	364	5

* NVIDIA Corp.		150	2
			6,498
Materials (2.0%)
EI du Pont de Nemours & Co.		52,786	1,825
Dow Chemical Co.		33,797	939
Nucor Corp.		18,382	780
Air Products & Chemicals Inc.		7,977	662
PPG Industries Inc.		9,633	572
International Paper Co.		12,168	310
Mosaic Co.		3,183	173
Alcoa Inc.		762	10
Weyerhaeuser Co.		83	3
			5,274
Telecommunication Services (6.0%)
AT&T Inc.		344,662	9,285
Verizon Communications Inc.		165,940	5,220
* Sprint Nextel Corp.		169,560	629
CenturyTel Inc.		17,364	618
Qwest Communications International Inc.		90,627	331
			16,083
Utilities (6.0%)
Exelon Corp.		38,501	1,855
Southern Co.		46,492	1,492
Dominion Resources Inc./VA		34,768	1,265
Duke Energy Corp.		75,744	1,263
FPL Group Inc.		22,833	1,187
Public Service Enterprise Group Inc.		29,558	927
PG&E Corp.		21,652	917
Entergy Corp.		11,437	900
American Electric Power Co. Inc.		27,853	897
FirstEnergy Corp.		17,807	767
Sempra Energy		13,614	723
Consolidated Edison Inc.		16,063	689
PPL Corp.		21,998	671
Progress Energy Inc.		16,315	638
Edison International		18,081	616
Xcel Energy Inc.		26,621	541
Ameren Corp.		13,640	354
Constellation Energy Group Inc.		10,547	336
* AES Corp.		261	3
			16,041
Total Common Stocks (Cost $259,364)			266,470
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $215)	0.199%	214,602	215

Total Investments (100.1%) (Cost $259,579)			266,685
Other Assets and Liabilities-Net (-0.1%)[2]			(234)
Net Assets (100%)			266,451

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $206,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $215,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2009, the cost of investment securities for tax purposes was $259,579,000. Net unrealized appreciation of investment securities for tax purposes was $7,106,000, consisting of unrealized gains of $18,897,000 on securities that had risen in value since their purchase and $11,791,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of November 30, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/30	14,050	5,728
United States Treasury Strip Coupon	0.000%	5/15/30	16,700	6,715
United States Treasury Strip Coupon	0.000%	8/15/30	16,250	6,467
United States Treasury Strip Coupon	0.000%	11/15/30	16,755	6,591
United States Treasury Strip Coupon	0.000%	2/15/31	20,535	7,975
United States Treasury Strip Coupon	0.000%	5/15/31	18,350	7,060
United States Treasury Strip Coupon	0.000%	8/15/31	14,600	5,555
United States Treasury Strip Coupon	0.000%	11/15/31	16,100	6,058
United States Treasury Strip Coupon	0.000%	2/15/32	14,850	5,521
United States Treasury Strip Coupon	0.000%	5/15/32	16,305	6,006
United States Treasury Strip Coupon	0.000%	8/15/32	16,080	5,853
United States Treasury Strip Coupon	0.000%	11/15/32	13,495	4,863
United States Treasury Strip Coupon	0.000%	2/15/33	17,300	6,158
United States Treasury Strip Coupon	0.000%	5/15/33	14,605	5,152
United States Treasury Strip Coupon	0.000%	8/15/33	17,150	5,970
United States Treasury Strip Coupon	0.000%	11/15/33	14,780	5,096
United States Treasury Strip Coupon	0.000%	2/15/34	16,345	5,570
United States Treasury Strip Coupon	0.000%	5/15/34	14,360	4,845
United States Treasury Strip Coupon	0.000%	8/15/34	15,955	5,314
United States Treasury Strip Coupon	0.000%	11/15/34	15,665	5,165
United States Treasury Strip Coupon	0.000%	2/15/35	15,650	5,097
United States Treasury Strip Coupon	0.000%	5/15/35	15,175	4,895
United States Treasury Strip Coupon	0.000%	8/15/35	15,895	5,060
United States Treasury Strip Coupon	0.000%	11/15/35	16,435	5,188
United States Treasury Strip Coupon	0.000%	2/15/36	21,900	6,828
United States Treasury Strip Coupon	0.000%	5/15/36	17,275	5,307
United States Treasury Strip Coupon	0.000%	8/15/36	14,050	4,276
United States Treasury Strip Coupon	0.000%	11/15/36	14,930	4,488
United States Treasury Strip Coupon	0.000%	2/15/37	26,585	7,882
United States Treasury Strip Coupon	0.000%	5/15/37	14,000	4,115
United States Treasury Strip Coupon	0.000%	8/15/37	18,000	5,234
United States Treasury Strip Coupon	0.000%	11/15/37	13,900	3,997
United States Treasury Strip Coupon	0.000%	2/15/38	12,750	3,627
United States Treasury Strip Coupon	0.000%	5/15/38	17,725	4,998
United States Treasury Strip Coupon	0.000%	8/15/38	15,595	4,373
United States Treasury Strip Coupon	0.000%	11/15/38	14,600	4,061
United States Treasury Strip Coupon	0.000%	2/15/39	10,100	2,820
United States Treasury Strip Coupon	0.000%	5/15/39	5,900	1,597
United States Treasury Strip Coupon	0.000%	8/15/39	9,400	2,520
United States Treasury Strip Coupon	0.000%	11/15/39	14,350	3,802
United States Treasury Strip Principal	0.000%	5/15/30	13,145	5,373
United States Treasury Strip Principal	0.000%	2/15/31	10,100	3,996
United States Treasury Strip Principal	0.000%	2/15/36	8,050	2,567
United States Treasury Strip Principal	0.000%	2/15/37	5,200	1,574
United States Treasury Strip Principal	0.000%	5/15/37	16,490	4,962
United States Treasury Strip Principal	0.000%	2/15/38	14,700	4,263
United States Treasury Strip Principal	0.000%	5/15/38	18,495	5,304
United States Treasury Strip Principal	0.000%	2/15/39	18,950	5,312
United States Treasury Strip Principal	0.000%	5/15/39	30,050	8,269
United States Treasury Strip Principal	0.000%	8/15/39	20,335	5,532

United States Treasury Strip Principal	0.000%	11/15/39	15,000	4,049
Total U.S. Government Securities (Cost $258,503)				259,028
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $11)	0.199%		10,985	11
Total Investments (100.0%) (Cost $258,514)				259,039
Other Assets and Liabilities-Net (0.0%)				(115)
Net Assets (100%)				258,924

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of November 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government Securities	—	259,028	—
Temporary Cash Investments	11	—	—
Total	11	259,028	—

At November 30, 2009, the cost of investment securities for tax purposes was $258,514,000. Net unrealized appreciation of investment securities for tax purposes was $525,000, consisting of unrealized gains of $4,287,000 on securities that had risen in value since their purchase and $3,762,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of November 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Auto Components (3.4%)
Johnson Controls Inc.	102,512	2,773
BorgWarner Inc.	17,713	535
Autoliv Inc.	12,931	525
* Goodyear Tire & Rubber Co.	34,908	479
Gentex Corp.	20,923	348
* TRW Automotive Holdings Corp.	10,564	230
WABCO Holdings Inc.	9,694	229
Cooper Tire & Rubber Co.	8,509	152
* Dana Holding Corp.	20,325	148
* Tenneco Inc.	9,072	131
* Fuel Systems Solutions Inc.	2,142	103
ArvinMeritor Inc.	10,594	86
* Exide Technologies	11,402	86
Modine Manufacturing Co.	6,819	72
* Drew Industries Inc.	3,127	61
* Federal Mogul Corp.	4,089	55
Superior Industries International Inc.	3,456	49
American Axle & Manufacturing Holdings Inc.	7,181	45
* Dorman Products Inc.	1,859	27
Spartan Motors Inc.	4,679	24
* Wonder Auto Technology Inc.	1,806	22
* Raser Technologies Inc.	6,088	7
		6,187
Automobiles (2.8%)
* Ford Motor Co.	432,549	3,845
Harley-Davidson Inc.	35,634	1,039
Thor Industries Inc.	5,453	155
* Winnebago Industries	4,428	48
		5,087
Distributors (0.7%)
Genuine Parts Co.	24,232	868
* LKQ Corp.	19,196	334
* Core-Mark Holding Co. Inc.	1,452	44
		1,246
Diversified Consumer Services (3.5%)
* Apollo Group Inc. Class A	19,897	1,136
H&R Block Inc.	51,263	1,041
DeVry Inc.	9,779	531
* ITT Educational Services Inc.	5,757	524
Strayer Education Inc.	2,132	421
* Career Education Corp.	13,015	339
Service Corp. International	38,217	295
* Brink's Home Security Holdings Inc.	6,979	228
Sotheby's	10,161	193
* Corinthian Colleges Inc.	12,601	187
Hillenbrand Inc.	9,367	171
Matthews International Corp. Class A	4,642	161
* Capella Education Co.	2,156	154

Weight Watchers International Inc.	5,283	146
Regis Corp.	8,449	132
* Coinstar Inc.	4,567	122
* American Public Education Inc.	2,602	83
* Steiner Leisure Ltd.	2,091	83
Stewart Enterprises Inc. Class A	12,597	59
* Universal Technical Institute Inc.	3,030	57
* K12 Inc.	2,609	47
* Grand Canyon Education Inc.	2,414	46
* Lincoln Educational Services Corp.	2,038	45
* Pre-Paid Legal Services Inc.	1,126	43
* Bridgepoint Education Inc.	2,121	34
Jackson Hewitt Tax Service Inc.	4,309	18
		6,296
Hotels, Restaurants & Leisure (16.5%)
McDonald's Corp.	166,596	10,537
Yum! Brands Inc.	71,184	2,511
* Starbucks Corp.	112,485	2,463
Carnival Corp.	66,868	2,142
Marriott International Inc.Class A	46,161	1,187
Starwood Hotels & Resorts Worldwide Inc.	28,371	908
International Game Technology	45,217	854
* Las Vegas Sands Corp.	50,091	767
Wynn Resorts Ltd.	11,224	724
Darden Restaurants Inc.	20,219	635
* Royal Caribbean Cruises Ltd.	21,103	519
Wyndham Worldwide Corp.	27,067	503
* MGM Mirage	40,220	425
* Chipotle Mexican Grill Inc. Class B	4,354	362
* Bally Technologies Inc.	7,877	327
* WMS Industries Inc.	7,698	299
* Panera Bread Co. Class A	4,530	285
* Penn National Gaming Inc.	10,155	272
Wendy's/Arby's Group Inc. Class A	60,813	249
Burger King Holdings Inc.	14,236	242
Brinker International Inc.	15,546	215
* Cheesecake Factory Inc.	8,646	163
* Jack in the Box Inc.	8,674	162
Choice Hotels International Inc.	5,076	159
* Hyatt Hotels Corp. Class A	5,424	156
* Vail Resorts Inc.	3,903	151
* Scientific Games Corp. Class A	10,504	149
Cracker Barrel Old Country Store Inc.	3,431	129
* Life Time Fitness Inc.	5,530	125
* Gaylord Entertainment Co.	6,959	122
Bob Evans Farms Inc.	4,661	118
International Speedway Corp. Class A	4,249	115
* PF Chang's China Bistro Inc.	3,406	111
* Buffalo Wild Wings Inc.	2,578	103
* CEC Entertainment Inc.	3,505	102
* Orient-Express Hotels Ltd. Class A	11,618	97
* Pinnacle Entertainment Inc.	9,053	96
* Sonic Corp.	8,806	85
* Texas Roadhouse Inc. Class A	7,809	80
* Papa John's International Inc.	3,365	74
* Boyd Gaming Corp.	8,533	70
* Interval Leisure Group Inc.	5,941	68

Ameristar Casinos Inc.	3,871	67
* Shuffle Master Inc.	8,190	67
* Peet's Coffee & Tea Inc.	2,008	65
CKE Restaurants Inc.	7,074	60
* Ruby Tuesday Inc.	9,112	58
* Domino's Pizza Inc.	6,543	52
Churchill Downs Inc.	1,468	51
* DineEquity Inc.	2,352	50
* BJ's Restaurants Inc.	2,821	48
* Steak N Shake Co.	3,853	44
* California Pizza Kitchen Inc.	3,415	43
* Chipotle Mexican Grill Inc. Class A	477	40
Marcus Corp.	3,194	40
* Landry's Restaurants Inc.	1,761	37
* Red Robin Gourmet Burgers Inc.	2,381	37
Speedway Motorsports Inc.	2,267	36
* Denny's Corp.	14,406	33
Ambassadors Group Inc.	2,598	31
* AFC Enterprises Inc.	3,766	30
* Krispy Kreme Doughnuts Inc.	8,541	28
Tim Hortons Inc.	683	20
* Isle of Capri Casinos Inc.	2,595	20
* Morgans Hotel Group Co.	4,008	15
* Monarch Casino & Resort Inc.	1,444	11
Dover Downs Gaming & Entertainment Inc.	2,276	10
* O'Charleys Inc.	77	1
* Town Sports International Holdings Inc.	55	—
		29,855
Household Durables (4.9%)
Fortune Brands Inc.	22,830	877
Whirlpool Corp.	11,297	838
Newell Rubbermaid Inc.	42,180	612
Black & Decker Corp.	9,137	555
Garmin Ltd.	18,261	546
Pulte Homes Inc.	52,089	476
* NVR Inc.	702	473
DR Horton Inc.	43,353	446
Tupperware Brands Corp.	9,520	443
Leggett & Platt Inc.	22,631	440
* Toll Brothers Inc.	20,804	406
Harman International Industries Inc.	10,016	377
Jarden Corp.	13,352	367
* Mohawk Industries Inc.	8,843	363
Lennar Corp. Class A	21,914	278
* Tempur-Pedic International Inc.	10,270	221
MDC Holdings Inc.	5,692	169
KB Home	12,240	166
Ryland Group Inc.	6,491	119
American Greetings Corp. Class A	5,431	112
* Helen of Troy Ltd.	4,342	89
* Meritage Homes Corp.	4,502	80
La-Z-Boy Inc.	7,878	75
National Presto Industries Inc.	724	67
* Standard Pacific Corp.	15,698	50
Ethan Allen Interiors Inc.	4,064	47
* Universal Electronics Inc.	2,090	45
* iRobot Corp.	2,862	40

* Hovnanian Enterprises Inc. Class A	7,934	31
Blyth Inc.	954	31
* M/I Homes Inc.	2,634	29
* Furniture Brands International Inc.	5,995	25
* Beazer Homes USA Inc.	5,564	24
CSS Industries Inc.	1,165	22
* Sealy Corp.	6,801	18
* Brookfield Homes Corp.	1,589	9
		8,966
Internet & Catalog Retail (5.7%)
* Amazon.com Inc.	52,712	7,164
* priceline.com Inc.	6,127	1,312
* Expedia Inc.	29,937	763
* NetFlix Inc.	7,405	434
* Blue Nile Inc.	2,193	122
* HSN Inc.	6,453	116
NutriSystem Inc.	4,210	104
* Ticketmaster Entertainment Inc.	6,112	64
PetMed Express Inc.	3,577	59
* Shutterfly Inc.	2,848	41
* Overstock.com Inc.	2,447	36
* Orbitz Worldwide Inc.	5,575	33
* Stamps.com Inc.	2,229	20
* Gaiam Inc. Class A	2,428	17
* 1-800-Flowers.com Inc. Class A	4,085	9
		10,294
Leisure Equipment & Products (1.4%)
Mattel Inc.	54,930	1,069
Hasbro Inc.	19,131	567
Polaris Industries Inc.	4,698	205
Eastman Kodak Co.	40,617	164
Brunswick Corp.	13,422	135
Pool Corp.	7,379	133
Callaway Golf Co.	9,779	70
* Jakks Pacific Inc.	4,206	51
* RC2 Corp.	3,146	43
* Smith & Wesson Holding Corp.	7,236	36
Sturm Ruger & Co. Inc.	2,904	31
* Leapfrog Enterprises Inc.	5,244	16
Marine Products Corp.	1,838	9
		2,529
Media (26.7%)
Walt Disney Co.	269,448	8,143
Time Warner Inc.	180,977	5,560
* DIRECTV Class A	139,872	4,424
Comcast Corp. Class A	267,837	3,929
News Corp. Class A	305,426	3,500
* Viacom Inc. Class B	83,859	2,486
Time Warner Cable Inc.	53,775	2,253
Comcast Corp.	153,283	2,117
Omnicom Group Inc.	47,427	1,742
McGraw-Hill Cos. Inc.	48,041	1,439
CBS Corp. Class B	89,770	1,150
Cablevision Systems Corp. Class A	37,547	939
* Liberty Media Corp. - Interactive	86,138	917
Virgin Media Inc.	42,478	699
* Discovery Communications Inc. Class A	20,540	656

DISH Network Corp. Class A	31,668	656
* Discovery Communications Inc.	21,375	599
Scripps Networks Interactive Inc. Class A	13,760	544
News Corp. Class B	39,290	538
* Interpublic Group of Cos. Inc.	74,157	469
* Marvel Entertainment Inc.	7,757	404
* Liberty Global Inc. Class A	20,075	387
Washington Post Co. Class B	924	382
* Sirius XM Radio Inc.	586,419	369
Gannett Co. Inc.	35,818	354
* Liberty Global Inc.	18,211	353
* DreamWorks Animation SKG Inc. Class A	10,299	345
* Lamar Advertising Co. Class A	11,051	306
* Liberty Media Corp. - Capital	13,680	302
John Wiley & Sons Inc. Class A	6,692	251
Regal Entertainment Group Class A	12,891	177
New York Times Co. Class A	20,739	175
Interactive Data Corp.	5,731	146
Meredith Corp.	5,467	144
* Morningstar Inc.	2,879	133
Scholastic Corp.	4,728	119
* Valassis Communications Inc.	7,266	108
* CTC Media Inc.	6,912	96
National CineMedia Inc.	6,361	93
* Lions Gate Entertainment Corp.	17,504	87
Arbitron Inc.	3,991	86
* Live Nation Inc.	10,870	78
Belo Corp. Class A	13,518	64
Cinemark Holdings Inc.	4,906	62
Harte-Hanks Inc.	6,234	60
* Clear Channel Outdoor Holdings Inc. Class A	6,182	56
World Wrestling Entertainment Inc. Class A	3,385	54
* RCN Corp.	5,569	48
* Ascent Media Corp. Class A	2,005	46
* Knology Inc.	4,532	45
* Dolan Media Co.	3,534	42
* CKX Inc.	6,598	36
* Warner Music Group Corp.	6,996	35
* EW Scripps Co. Class A	4,537	29
Sinclair Broadcast Group Inc. Class A	7,348	27
* Mediacom Communications Corp. Class A	6,095	25
Journal Communications Inc. Class A	6,032	21
* Martha Stewart Living Omnimedia Class A	3,933	18
* Fisher Communications Inc.	1,083	17
* LIN TV Corp. Class A	4,209	16
* Outdoor Channel Holdings Inc.	2,097	12
* Liberty Media Corp. - Starz	187	9
* Crown Media Holdings Inc. Class A	338	1
		48,378
Multiline Retail (7.1%)
Target Corp.	109,005	5,075
* Kohl's Corp.	44,273	2,353
Macy's Inc.	63,913	1,043
JC Penney Co. Inc.	32,386	931
Nordstrom Inc.	24,646	824
* Dollar Tree Inc.	13,662	669
Family Dollar Stores Inc.	20,248	618

*,^ Sears Holdings Corp.		8,492	603
*	Big Lots Inc.	12,565	290
	Dillard's Inc. Class A	8,440	143
*	Saks Inc.	21,013	128
*	99 Cents Only Stores	7,395	89
	Fred's Inc. Class A	5,743	56
*	Retail Ventures Inc.	4,279	33
			12,855
Specialty Retail (21.1%)
	Home Depot Inc.	259,930	7,112
	Lowe's Cos. Inc.	225,395	4,916
	Staples Inc.	110,211	2,570
	TJX Cos. Inc.	64,646	2,481
	Best Buy Co. Inc.	54,009	2,313
	Gap Inc.	74,437	1,594
*	Bed Bath & Beyond Inc.	39,964	1,493
	Sherwin-Williams Co.	15,133	921
	Ross Stores Inc.	19,266	847
*	O'Reilly Automotive Inc.	20,865	809
	Tiffany & Co.	18,834	804
*	AutoZone Inc.	4,922	728
	Ltd Brands Inc.	41,484	688
*	CarMax Inc.	33,514	666
*	Urban Outfitters Inc.	19,155	606
*	GameStop Corp. Class A	23,772	580
	Advance Auto Parts Inc.	14,474	569
	Abercrombie & Fitch Co.	13,352	533
	PetSmart Inc.	19,193	494
	American Eagle Outfitters Inc.	28,253	435
*	Chico's FAS Inc.	26,922	379
	RadioShack Corp.	19,012	359
*	J Crew Group Inc.	7,607	326
*	Aeropostale Inc.	10,249	323
	Guess? Inc.	8,402	311
*	AutoNation Inc.	17,486	309
	Williams-Sonoma Inc.	13,651	277
*	Dick's Sporting Goods Inc.	13,269	275
*	Office Depot Inc.	41,750	256
*	Tractor Supply Co.	4,909	229
	Foot Locker Inc.	23,647	224
*	Dress Barn Inc.	8,842	190
*	Collective Brands Inc.	9,731	188
*	Rent-A-Center Inc.	10,063	178
*	Gymboree Corp.	4,429	177
	Aaron's Inc.	6,991	175
	Men's Wearhouse Inc.	7,502	153
	Barnes & Noble Inc.	6,012	140
*	Jo-Ann Stores Inc.	4,002	134
*	AnnTaylor Stores Corp.	8,854	124
*	Childrens Place Retail Stores Inc.	3,838	123
*	OfficeMax Inc.	11,539	122
	Buckle Inc.	4,171	114
*	JOS A Bank Clothiers Inc.	2,788	114
	Penske Auto Group Inc.	6,225	92
	Group 1 Automotive Inc.	3,634	92
*	Genesco Inc.	3,388	89
*	Sally Beauty Holdings Inc.	12,400	87

* Charming Shoppes Inc.	17,450	84
Monro Muffler Brake Inc.	2,771	83
* Hibbett Sports Inc.	4,297	81
Cato Corp. Class A	4,186	80
* Cabela's Inc.	6,075	73
Stage Stores Inc.	5,781	70
Finish Line Inc. Class A	7,782	69
PEP Boys-Manny Moe & Jack	8,235	67
Brown Shoe Co. Inc.	6,467	66
* Ulta Salon Cosmetics & Fragrance Inc.	3,916	64
* Citi Trends Inc.	2,241	61
* hhgregg Inc.	2,847	55
Sonic Automotive Inc. Class A	6,045	53
* Asbury Automotive Group Inc.	4,925	53
* Pier 1 Imports Inc.	13,830	52
Big 5 Sporting Goods Corp.	3,118	51
* DSW Inc. Class A	2,162	50
* Lumber Liquidators Inc.	2,021	48
* Wet Seal Inc. Class A	14,074	41
* Stein Mart Inc.	3,869	40
* Coldwater Creek Inc.	9,277	39
* HOT Topic Inc.	6,620	38
* America's Car-Mart Inc.	1,516	37
* Zumiez Inc.	3,187	35
* Pacific Sunwear Of California	9,977	33
Haverty Furniture Cos. Inc.	2,601	31
Christopher & Banks Corp.	5,378	31
Talbots Inc.	3,850	25
* Zale Corp.	4,884	23
Bebe Stores Inc.	3,952	21
Systemax Inc.	1,092	17
* New York & Co. Inc.	4,212	16
* Borders Group Inc.	9,126	13
* Build-A-Bear Workshop Inc.	2,225	11
* Blockbuster Inc. Class A	15,634	10
* Conn's Inc.	1,536	9
* Blockbuster Inc. Class B	11,003	5
		38,354
Textiles, Apparel & Luxury Goods (5.7%)
NIKE Inc. Class B	56,627	3,675
Coach Inc.	48,542	1,687
VF Corp.	13,605	989
Polo Ralph Lauren Corp. Class A	8,669	666
* Hanesbrands Inc.	14,409	346
Phillips-Van Heusen Corp.	7,831	313
* Warnaco Group Inc.	6,969	284
Jones Apparel Group Inc.	12,995	220
* Fossil Inc.	7,113	219
Wolverine World Wide Inc.	7,467	191
* Carter's Inc.	8,607	187
* Deckers Outdoor Corp.	1,995	185
* Lululemon Athletica Inc.	5,847	153
* Under Armour Inc. Class A	5,074	130
* Iconix Brand Group Inc.	10,618	120
* Skechers U.S.A. Inc. Class A	5,044	111
* Timberland Co. Class A	6,508	109
Unifirst Corp.	2,171	95

*	Steven Madden Ltd.		2,471	88
	Columbia Sportswear Co.		2,046	79
*	True Religion Apparel Inc.		3,642	67
*	CROCS Inc.		12,709	62
	Liz Claiborne Inc.		14,304	60
	Oxford Industries Inc.		2,025	43
*	Maidenform Brands Inc.		2,939	43
*	Volcom Inc.		2,574	40
*	Fuqi International Inc.		1,780	39
*	FGX International Holdings Ltd.		2,168	36
	K-Swiss Inc. Class A		4,021	35
*	Quiksilver Inc.		19,236	34
	Movado Group Inc.		2,710	28
	Weyco Group Inc.		1,128	26
*	Unifi Inc.		7,338	22
*	American Apparel Inc.		4,827	14
	Kenneth Cole Productions Inc. Class A		1,384	13
				10,409
Total Common Stocks (Cost $203,049)				180,456
Convertible Preferred Stock (0.0%)
Household Durables (0.0%)
1	Sealy Corp. Pfd. 8.000% (Cost $13)		115	9
		Coupon
Temporary Cash Investment (0.4%)
[2,3] Vanguard Market Liquidity Fund (Cost $730)		0.199%	730,329	730
Total Investments (99.9%) (Cost $203,792)				181,195
Other Assets and Liabilities-Net (0.1%)[3]				247
Net Assets (100%)				181,442

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $248,000.
1 Non-income producing security - new issue that has not paid a dividend as of November 30, 2009.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $259,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2009, the cost of investment securities for tax purposes was $203,792,000. Net unrealized depreciation of investment securities for tax purposes was $22,597,000, consisting of unrealized gains of $8,341,000 on securities that had risen in value since their purchase and $30,938,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Consumer Discretionary Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of November 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Beverages (19.6%)
Coca-Cola Co.	941,290	53,842
PepsiCo Inc.	681,673	42,414
Molson Coors Brewing Co. Class B	87,044	3,935
* Dr Pepper Snapple Group Inc.	147,240	3,856
Coca-Cola Enterprises Inc.	170,837	3,357
Pepsi Bottling Group Inc.	87,005	3,302
Brown-Forman Corp. Class B	50,114	2,564
* Constellation Brands Inc. Class A	126,170	2,159
* Hansen Natural Corp.	51,318	1,794
PepsiAmericas Inc.	46,860	1,387
* Central European Distribution Corp.	45,923	1,280
* Heckmann Corp.	141,019	611
* Boston Beer Co. Inc. Class A	13,160	554
Coca-Cola Bottling Co. Consolidated	9,725	460
* National Beverage Corp.	39,125	421
		121,936
Food & Staples Retailing (24.4%)
Wal-Mart Stores Inc.	1,073,130	58,539
CVS Caremark Corp.	751,421	23,302
Walgreen Co.	518,296	20,157
Costco Wholesale Corp.	229,225	13,733
Sysco Corp.	318,951	8,624
Kroger Co.	330,345	7,512
Safeway Inc.	234,248	5,271
* Whole Foods Market Inc.	83,794	2,149
SUPERVALU Inc.	128,571	1,778
* BJ's Wholesale Club Inc.	40,077	1,391
Casey's General Stores Inc.	40,534	1,240
Ruddick Corp.	38,352	1,021
* United Natural Foods Inc.	35,532	896
Andersons Inc.	25,196	658
* Rite Aid Corp.	504,232	645
* Great Atlantic & Pacific Tea Co.	56,440	628
Nash Finch Co.	18,528	608
* Winn-Dixie Stores Inc.	53,742	579
Weis Markets Inc.	16,337	568
Pricesmart Inc.	30,154	567
Ingles Markets Inc. Class A	35,690	557
Village Super Market Inc. Class A	15,482	468
* Pantry Inc.	24,442	361
Spartan Stores Inc.	21,556	298
Arden Group Inc.	2,263	211
* Susser Holdings Corp.	16,118	171
		151,932
Food Products (18.3%)
Kraft Foods Inc.	770,346	20,476
General Mills Inc.	174,378	11,858
Archer-Daniels-Midland Co.	305,869	9,424

	Kellogg Co.	142,462	7,491
	HJ Heinz Co.	166,549	7,070
	ConAgra Foods Inc.	248,204	5,508
	Sara Lee Corp.	375,422	4,558
	Bunge Ltd.	73,129	4,527
	Campbell Soup Co.	124,844	4,366
	JM Smucker Co.	69,315	4,095
	Hershey Co.	92,800	3,282
	McCormick & Co. Inc.	74,342	2,652
*	Ralcorp Holdings Inc.	36,672	2,124
	Tyson Foods Inc. Class A	176,674	2,124
	Hormel Foods Corp.	48,929	1,836
*	Dean Foods Co.	103,889	1,652
	Del Monte Foods Co.	146,249	1,534
*	Smithfield Foods Inc.	99,094	1,534
	Corn Products International Inc.	52,982	1,486
	Flowers Foods Inc.	61,128	1,399
*	Green Mountain Coffee Roasters Inc.	21,905	1,379
*	TreeHouse Foods Inc.	29,581	1,031
	Lancaster Colony Corp.	20,591	982
*	Chiquita Brands International Inc.	56,716	964
*	American Italian Pasta Co.	26,177	835
*	Hain Celestial Group Inc.	47,920	831
	Diamond Foods Inc.	25,684	793
	Lance Inc.	31,021	755
	Sanderson Farms Inc.	17,460	701
	Cal-Maine Foods Inc.	24,055	660
*	Darling International Inc.	92,429	658
	J&J Snack Foods Corp.	17,204	621
	Tootsie Roll Industries Inc.	24,191	615
	B&G Foods Inc. Class A	70,569	604
*,^ American Dairy Inc.		21,864	543
*	Zhongpin Inc.	39,738	541
	Calavo Growers Inc.	28,019	473
*	AgFeed Industries Inc.	87,943	469
*	Smart Balance Inc.	75,871	409
	Alico Inc.	14,276	371
	Farmer Bros Co.	20,585	359
*	Fresh Del Monte Produce Inc.	3,859	84
			113,674
Household Products (21.5%)
	Procter & Gamble Co.	1,388,087	86,547
	Colgate-Palmolive Co.	263,705	22,201
	Kimberly-Clark Corp.	218,754	14,431
	Clorox Co.	76,590	4,616
	Church & Dwight Co. Inc.	41,770	2,466
*	Energizer Holdings Inc.	40,570	2,286
	WD-40 Co.	22,156	712
*	Central Garden and Pet Co. Class A	55,692	460
*	Central Garden and Pet Co.	20,825	182
			133,901
Personal Products (3.9%)
	Avon Products Inc.	229,444	7,858
	Estee Lauder Cos. Inc. Class A	67,692	3,170
	Alberto-Culver Co. Class B	63,899	1,799
	Herbalife Ltd.	41,380	1,735
*	NBTY Inc.	42,923	1,723

	Nu Skin Enterprises Inc. Class A		43,968	1,177
	Mead Johnson Nutrition Co. Class A		26,088	1,145
*	Chattem Inc.		15,379	1,013
*	Bare Escentuals Inc.		73,356	938
*	Revlon Inc. Class A		38,232	692
	Inter Parfums Inc.		54,326	641
*	Prestige Brands Holdings Inc.		69,095	482
*	Elizabeth Arden Inc.		30,181	445
*	USANA Health Sciences Inc.		12,677	407
*	China Sky One Medical Inc.		21,703	356
*	China-Biotics Inc.		21,423	303
*	American Oriental Bioengineering Inc.		73,274	294
				24,178
Tobacco (12.4%)
	Philip Morris International Inc.		876,922	42,171
	Altria Group Inc.		1,080,834	20,330
	Lorillard Inc.		90,663	7,064
	Reynolds American Inc.		99,046	4,948
	Universal Corp.		23,559	1,011
	Vector Group Ltd.		49,356	687
*	Alliance One International Inc.		124,370	593
*	Star Scientific Inc.		69,573	39
				76,843

Total Common Stocks (Cost $633,392)				622,464
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $513)		0.199%	513,365	513
Total Investments (100.2%) (Cost $633,905)				622,977
Other Assets and Liabilities-Net (-0.2%)[2]				(1,082)
Net Assets (100%)				621,895

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $271,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $283,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2009, the cost of investment securities for tax purposes was $633,905,000. Net unrealized depreciation of investment securities for tax purposes was $10,928,000, consisting of unrealized gains of $22,650,000 on securities that had risen in value since their purchase and $33,578,000 in unrealized losses on securities that had fallen in value since their purchase.

Consumer Staples Index Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Energy Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (23.3%)
	Oil & Gas Drilling (6.1%)
*	Transocean Ltd.	276,987	23,652
	Noble Corp.	230,136	9,507
	Diamond Offshore Drilling Inc.	63,158	6,287
	ENSCO International Inc.	126,123	5,549
*	Nabors Industries Ltd.	260,958	5,389
*	Pride International Inc.	161,141	5,097
	Helmerich & Payne Inc.	97,467	3,660
*	Rowan Cos. Inc.	112,656	2,782
*	Atwood Oceanics Inc.	64,722	2,439
	Patterson-UTI Energy Inc.	157,586	2,425
*	Unit Corp.	49,369	1,857
*	Parker Drilling Co.	141,872	709
*	Hercules Offshore Inc.	128,834	658
*	Bronco Drilling Co. Inc.	119,186	628
*	Pioneer Drilling Co.	67,786	411
*	Seahawk Drilling Inc.	10,743	231

	Oil & Gas Equipment & Services (17.2%)
	Schlumberger Ltd.	1,206,426	77,078
	Halliburton Co.	750,678	22,040
	National Oilwell Varco Inc.	353,967	15,228
	Baker Hughes Inc.	262,986	10,714
*	Weatherford International Ltd.	576,251	9,623
*	Cameron International Corp.	227,578	8,602
	Smith International Inc.	227,241	6,176
*	FMC Technologies Inc.	111,026	6,048
	BJ Services Co.	261,922	4,919
*	Oceaneering International Inc.	52,976	2,894
	Core Laboratories NV	22,153	2,354
*	Dresser-Rand Group Inc.	80,622	2,264
	Tidewater Inc.	46,446	2,088
*	Oil States International Inc.	57,601	2,066
*	Dril-Quip Inc.	34,784	1,879
*	SEACOR Holdings Inc.	23,872	1,829
*	Superior Energy Services Inc.	86,333	1,825
	CARBO Ceramics Inc.	26,797	1,590
*	Exterran Holdings Inc.	75,637	1,585
*	Bristow Group Inc.	37,415	1,284
*	Helix Energy Solutions Group Inc.	104,505	1,229
	Lufkin Industries Inc.	19,454	1,170
*	Key Energy Services Inc.	134,371	1,024
*	Superior Well Services Inc.	78,455	1,018
*	Willbros Group Inc.	63,032	993
*	Global Industries Ltd.	159,982	939
*	T-3 Energy Services Inc.	37,456	935
*	Tesco Corp.	86,937	929
*	Tetra Technologies Inc.	88,647	918
	Gulf Island Fabrication Inc.	40,909	900

	RPC Inc.	88,701	857
*	Gulfmark Offshore Inc.	28,914	788
*	Hornbeck Offshore Services Inc.	34,335	783
*	Complete Production Services Inc.	72,035	748
*	Cal Dive International Inc.	102,907	747
*	ION Geophysical Corp.	125,588	683
*	OYO Geospace Corp.	20,058	653
*	Newpark Resources Inc.	230,821	619
*	Matrix Service Co.	63,016	539
*	Basic Energy Services Inc.	73,562	506
*	Dawson Geophysical Co.	20,777	450
*,^ Sulphco Inc.		510,601	408
*	PHI Inc.	19,895	353

*	Allis-Chalmers Energy Inc.	104,049	337
			271,893
Oil, Gas & Consumable Fuels (76.7%)
	Coal & Consumable Fuels (2.7%)
	Peabody Energy Corp.	227,316	10,106
	Consol Energy Inc.	163,130	7,491
*	Alpha Natural Resources Inc.	109,293	4,044
	Massey Energy Co.	91,965	3,463
	Arch Coal Inc.	158,785	3,312
*	Patriot Coal Corp.	93,388	1,144
*	James River Coal Co.	46,755	857
*	International Coal Group Inc.	182,189	760
*	USEC Inc.	139,288	510
*	Uranium Energy Corp.	90,823	288

	Integrated Oil & Gas (48.5%)
	Exxon Mobil Corp.	3,293,574	247,249
	Chevron Corp.	1,879,539	146,679
	ConocoPhillips	1,451,608	75,150
	Occidental Petroleum Corp.	692,576	55,953
	Marathon Oil Corp.	587,772	19,173
	Hess Corp.	244,794	14,188
	Murphy Oil Corp.	156,735	8,838

	Oil & Gas Exploration & Production (20.7%)
	Apache Corp.	288,259	27,465
	Anadarko Petroleum Corp.	429,163	25,548
	Devon Energy Corp.	365,001	24,583
	XTO Energy Inc.	460,195	19,531
	EOG Resources Inc.	209,949	18,158
*	Southwestern Energy Co.	290,607	12,775
	Chesapeake Energy Corp.	487,785	11,668
	Noble Energy Inc.	144,184	9,408
	Range Resources Corp.	136,641	6,440
*	Petrohawk Energy Corp.	272,430	6,086
*	Ultra Petroleum Corp.	128,732	6,049
*	Newfield Exploration Co.	117,680	4,976
	Pioneer Natural Resources Co.	110,478	4,568
	Cimarex Energy Co.	87,870	4,116
	Cabot Oil & Gas Corp.	96,386	3,692
*	Plains Exploration & Production Co.	124,005	3,374
*	Denbury Resources Inc.	227,566	3,020
*	Whiting Petroleum Corp.	46,491	2,894

EXCO Resources Inc.	169,893	2,875
* Encore Acquisition Co.	53,981	2,430
* Concho Resources Inc.	57,106	2,335
St Mary Land & Exploration Co.	58,536	1,895
* Comstock Resources Inc.	49,393	1,834
* Forest Oil Corp.	97,364	1,784
* Arena Resources Inc.	41,184	1,684
* Quicksilver Resources Inc.	124,880	1,662
* Atlas Energy Inc.	64,306	1,653
Berry Petroleum Co. Class A	55,414	1,514
* Mariner Energy Inc.	118,069	1,477
* Bill Barrett Corp.	46,675	1,333
* Continental Resources Inc.	34,810	1,311
Penn Virginia Corp.	66,216	1,200
* CNX Gas Corp.	43,281	1,181
* ATP Oil & Gas Corp.	72,776	1,161
* SandRidge Energy Inc.	121,851	1,143
* Brigham Exploration Co.	106,217	1,109
* Gran Tierra Energy Inc.	182,820	1,044
* McMoRan Exploration Co.	139,183	1,010
* Carrizo Oil & Gas Inc.	46,003	968
* Stone Energy Corp.	48,681	921
* Rosetta Resources Inc.	57,985	913
* Goodrich Petroleum Corp.	40,177	889
W&T Offshore Inc.	85,506	885
* Oilsands Quest Inc.	721,621	873
* Swift Energy Co.	38,570	828
* Contango Oil & Gas Co.	18,541	823
* Petroleum Development Corp.	44,701	803
* Harvest Natural Resources Inc.	133,094	792
* BPZ Resources Inc.	106,203	773
* GMX Resources Inc.	57,232	668
* Northern Oil And Gas Inc.	73,038	668
* Warren Resources Inc.	263,598	630
Vaalco Energy Inc.	134,514	564
* Clayton Williams Energy Inc.	19,857	561
Energy XXI Bermuda Ltd.	235,132	529
* Gastar Exploration Ltd.	114,826	528
* Approach Resources Inc.	74,330	520
* Gulfport Energy Corp.	50,879	484
* Petroquest Energy Inc.	79,052	445
* Rex Energy Corp.	47,474	430
* Venoco Inc.	32,655	364
* Delta Petroleum Corp.	329,116	300
* Endeavour International Corp.	259,229	246

Oil & Gas Refining & Marketing (1.7%)
Valero Energy Corp.	496,342	7,887
Sunoco Inc.	110,752	2,791
World Fuel Services Corp.	33,080	1,759
Tesoro Corp.	130,527	1,668
Holly Corp.	54,218	1,380
Frontier Oil Corp.	111,544	1,286
* Clean Energy Fuels Corp.	78,696	921
* CVR Energy Inc.	57,699	423
* Western Refining Inc.	88,246	410
Delek US Holdings Inc.	52,954	364

Alon USA Energy Inc.		35,417	255

Oil & Gas Storage & Transportation (3.1%)
Spectra Energy Corp.		534,777	10,380
Williams Cos. Inc.		504,853	10,042
El Paso Corp.		634,561	6,067
* Kinder Morgan Management LLC		68,418	3,439
Southern Union Co.		119,603	2,478
Overseas Shipholding Group Inc.		37,405	1,433
* Enbridge Energy Management LLC		23,079	1,127
General Maritime Corp.		93,382	660
Crosstex Energy Inc.		78,788	383

* Cheniere Energy Inc.		141,206	268
			897,017
Total Common Stocks (Cost $1,114,009)			1,168,910
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $124)	0.199%	124,302	124
Total Investments (100.0%) (Cost $1,114,133)			1,169,034
Other Assets and Liabilities-Net (0.0%)[2]			369
Net Assets (100%)			1,169,403

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $99,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $124,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2009, the cost of investment securities for tax purposes was $1,114,133,000. Net unrealized appreciation of investment securities for tax purposes was $54,901,000, consisting of unrealized gains of $110,493,000 on securities that had risen in value since their purchase and $55,592,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Energy Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Financials Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Capital Markets (16.9%)
	Goldman Sachs Group Inc.	173,798	29,487
	Morgan Stanley	437,548	13,818
	Bank of New York Mellon Corp.	430,213	11,461
	State Street Corp.	176,981	7,309
	Charles Schwab Corp.	352,988	6,470
	Franklin Resources Inc.	57,633	6,226
	T Rowe Price Group Inc.	91,602	4,482
	Northern Trust Corp.	77,833	3,853
	Ameriprise Financial Inc.	91,192	3,476
	Invesco Ltd.	149,220	3,320
	BlackRock Inc.	8,198	1,862
*	TD Ameritrade Holding Corp.	94,371	1,853
	Legg Mason Inc.	51,281	1,451
	Eaton Vance Corp.	39,628	1,194
*	Affiliated Managers Group Inc.	14,881	970
	Waddell & Reed Financial Inc.	30,631	892
*	Jefferies Group Inc.	37,233	873
	Raymond James Financial Inc.	35,179	855
	Federated Investors Inc. Class B	33,098	853
	Janus Capital Group Inc.	65,100	852
	SEI Investments Co.	47,815	837
*	E*Trade Financial Corp.	399,440	655
	Greenhill & Co. Inc.	7,724	631
	Apollo Investment Corp.	58,196	560
*	Stifel Financial Corp.	9,794	526
*	Knight Capital Group Inc. Class A	32,038	469
	Ares Capital Corp.	39,301	457
*	Piper Jaffray Cos.	7,054	306
	American Capital Ltd.	102,115	300
*	Investment Technology Group Inc.	15,786	288
*	KBW Inc.	11,379	280
	optionsXpress Holdings Inc.	15,760	241
*	MF Global Ltd.	37,050	233
	Allied Capital Corp.	65,212	231
	Prospect Capital Corp.	17,122	186
*	Riskmetrics Group Inc.	11,156	167
	BlackRock Kelso Capital Corp.	20,280	163
	Evercore Partners Inc. Class A	5,081	158
*	FBR Capital Markets Corp.	20,890	131
	Fifth Street Finance Corp.	12,883	126
	GFI Group Inc.	25,794	125
	Hercules Technology Growth Capital Inc.	12,270	121
*	GLG Partners Inc.	40,454	119
	Duff & Phelps Corp. Class A	7,027	119
	Cohen & Steers Inc.	6,044	116
*	Broadpoint Gleacher Securities Inc.	21,142	115
	SWS Group Inc.	8,980	112
	Oppenheimer Holdings Inc. Class A	3,018	95
*	TradeStation Group Inc.	12,272	90

GAMCO Investors Inc.	1,863	86
* International Assets Holding Corp.	5,111	84
MVC Capital Inc.	7,816	81
Calamos Asset Management Inc. Class A	7,241	76
Capital Southwest Corp.	956	75
Westwood Holdings Group Inc.	2,071	72
BGC Partners Inc. Class A	14,721	62
NGP Capital Resources Co.	7,953	61
* LaBranche & Co. Inc.	18,343	49
* Penson Worldwide Inc.	5,006	45
* Thomas Weisel Partners Group Inc.	866	4
		110,209
Commercial Banks (18.3%)
Wells Fargo & Co.	1,587,538	44,515
US Bancorp	683,906	16,503
PNC Financial Services Group Inc.	165,039	9,409
BB&T Corp.	243,828	6,071
SunTrust Banks Inc.	178,409	4,216
Fifth Third Bancorp	270,248	2,724
Regions Financial Corp.	424,926	2,490
M&T Bank Corp.	27,497	1,803
Keycorp	300,906	1,763
Comerica Inc.	53,965	1,536
* First Horizon National Corp.	78,143	1,059
Commerce Bancshares Inc.	25,226	1,014
Marshall & Ilsley Corp.	171,353	985
Huntington Bancshares Inc.	245,495	938
Cullen/Frost Bankers Inc.	19,377	930
Bank of Hawaii Corp.	17,099	781
Valley National Bancorp	48,811	645
Bancorpsouth Inc.	27,166	630
FirstMerit Corp.	29,925	627
City National Corp.	15,753	622
Prosperity Bancshares Inc.	15,029	599
Zions Bancorporation	42,988	565
Westamerica Bancorporation	10,574	563
* SVB Financial Group	14,592	552
TCF Financial Corp.	41,889	550
Fulton Financial Corp.	63,660	549
Associated Banc-Corp	44,003	499
Popular Inc.	192,792	457
* Signature Bank	14,441	447
BOK Financial Corp.	9,554	444
UMB Financial Corp.	11,081	435
Hancock Holding Co.	10,440	432
Iberiabank Corp.	6,836	388
East West Bancorp Inc.	26,060	380
Old National Bancorp	30,584	356
Umpqua Holdings Corp.	30,163	355
CapitalSource Inc.	93,098	342
Trustmark Corp.	17,704	339
International Bancshares Corp.	18,574	312
MB Financial Inc.	16,674	311
First Financial Bankshares Inc.	6,001	311
Wilmington Trust Corp.	25,229	310
Synovus Financial Corp.	157,043	306
Glacier Bancorp Inc.	22,417	293

Webster Financial Corp.	22,364	285
Whitney Holding Corp.	33,735	272
FNB Corp.	40,024	261
First Citizens BancShares Inc. Class A	1,638	258
United Bankshares Inc.	14,978	256
NBT Bancorp Inc.	12,435	256
Park National Corp.	4,050	242
National Penn Bancshares Inc.	42,407	234
CVB Financial Corp.	30,066	233
Wintrust Financial Corp.	8,732	227
Community Bank System Inc.	11,903	221
First Financial Bancorp	16,106	214
* Investors Bancorp Inc.	18,911	208
PacWest Bancorp	10,907	201
PrivateBancorp Inc. Class A	20,218	200
City Holding Co.	5,800	189
First Midwest Bancorp Inc.	17,520	183
Chemical Financial Corp.	7,726	182
Susquehanna Bancshares Inc.	31,421	180
* Texas Capital Bancshares Inc.	12,144	176
Cathay General Bancorp	20,967	164
Home Bancshares Inc.	6,684	153
Sterling Bancshares Inc.	29,315	147
Columbia Banking System Inc.	9,742	143
Independent Bank Corp.	6,836	140
S&T Bancorp Inc.	8,594	137
* Pinnacle Financial Partners Inc.	11,019	130
Simmons First National Corp. Class A	5,141	130
Bank of the Ozarks Inc.	4,869	129
Nara Bancorp Inc.	12,592	127
SCBT Financial Corp.	4,608	120
* United Community Banks Inc.	30,492	118
First Commonwealth Financial Corp.	27,748	118
Boston Private Financial Holdings Inc.	23,317	109
Community Trust Bancorp Inc.	4,661	109
WesBanco Inc.	8,285	107
Renasant Corp.	7,312	104
First Financial Corp.	3,625	104
Danvers Bancorp Inc.	7,632	103
Tompkins Financial Corp.	2,475	99
Arrow Financial Corp.	3,818	97
Northfield Bancorp Inc.	7,467	96
Suffolk Bancorp	3,544	95
Lakeland Financial Corp.	5,535	94
Southside Bancshares Inc.	4,555	93
SY Bancorp Inc.	4,234	92
TowneBank	7,538	91
Harleysville National Corp.	14,779	88
Trico Bancshares	4,970	86
Bancfirst Corp.	2,256	85
Univest Corp. of Pennsylvania	5,209	84
Cardinal Financial Corp.	9,940	84
StellarOne Corp.	8,186	83
Oriental Financial Group Inc.	8,378	81
Camden National Corp.	2,637	81
* Western Alliance Bancorp	19,730	78
Washington Trust Bancorp Inc.	5,228	78
Union Bankshares Corp.	6,384	75

1st Source Corp.	5,281	75
Great Southern Bancorp Inc.	3,181	72
First Bancorp	5,454	71
Republic Bancorp Inc. Class A	3,686	70
First Community Bancshares Inc.	5,409	59
Sandy Spring Bancorp Inc.	5,955	55
First Busey Corp.	16,695	55
Heartland Financial USA Inc.	4,139	55
Wilshire Bancorp Inc.	7,071	50
Lakeland Bancorp Inc.	7,819	48
CoBiz Financial Inc.	11,136	47
Capital City Bank Group Inc.	3,816	47
First Merchants Corp.	7,542	45
First BanCorp	29,043	45
Sterling Bancorp	6,327	43
Ames National Corp.	2,057	40
MainSource Financial Group Inc.	7,119	38
South Financial Group Inc.	58,093	35
Southwest Bancorp Inc.	5,043	34
Citizens & Northern Corp.	3,733	33
* Sun Bancorp Inc.	5,518	20
* Citizens Republic Bancorp Inc.	16,882	9
Capitol Bancorp Ltd.	2,379	5
Green Bankshares Inc.	1,062	4
* Sterling Financial Corp.	6,834	4
Pacific Capital Bancorp NA	3,754	4
Banner Corp.	1,031	3
Central Pacific Financial Corp.	3,082	3
Old Second Bancorp Inc.	20	—
* Hanmi Financial Corp.	60	—
* Frontier Financial Corp.	7	—
		118,955
Consumer Finance (4.5%)
American Express Co.	382,874	16,016
Capital One Financial Corp.	162,662	6,240
Discover Financial Services	192,112	2,970
* SLM Corp.	167,199	1,834
* AmeriCredit Corp.	48,257	890
Cash America International Inc.	10,688	344
* Dollar Financial Corp.	8,710	213
* Ezcorp Inc. Class A	13,321	197
Nelnet Inc. Class A	10,391	180
* First Cash Financial Services Inc.	8,436	161
* World Acceptance Corp.	5,232	153
* Credit Acceptance Corp.	3,985	138
Advance America Cash Advance Centers Inc.	13,605	85
Student Loan Corp.	1,469	73
* Cardtronics Inc.	5,478	61
* First Marblehead Corp.	24,213	50
* CompuCredit Holdings Corp.	5,712	13
		29,618
Diversified Financial Services (23.2%)
JPMorgan Chase & Co.	1,406,627	59,768
Bank of America Corp.	3,094,982	49,055
Citigroup Inc.	5,728,591	23,544
CME Group Inc.	21,386	7,020
* IntercontinentalExchange Inc.	22,154	2,366

NYSE Euronext	92,950	2,350
Moody's Corp.	71,798	1,668
* Leucadia National Corp.	69,331	1,492
* MSCI Inc. Class A	35,816	1,091
* NASDAQ OMX Group Inc.	51,189	956
* PHH Corp.	19,827	274
* Portfolio Recovery Associates Inc.	5,534	249
* Interactive Brokers Group Inc.	14,503	246
Financial Federal Corp.	8,913	242
* Pico Holdings Inc.	7,124	213
MarketAxess Holdings Inc.	11,059	138
Compass Diversified Holdings	10,817	120
Life Partners Holdings Inc.	2,585	48
* NewStar Financial Inc.	10,763	36
* Asset Acceptance Capital Corp.	5,683	33
Teton Advisors Inc. Class B	25	—
		150,909
Insurance (21.6%)
* Berkshire Hathaway Inc. Class B	3,973	13,321
Travelers Cos. Inc.	203,070	10,639
MetLife Inc.	292,837	10,012
Prudential Financial Inc.	164,908	8,221
Aflac Inc.	167,225	7,697
Chubb Corp.	125,097	6,272
ACE Ltd.	120,204	5,855
Allstate Corp.	182,240	5,177
Loews Corp.	123,892	4,388
Marsh & McLennan Cos. Inc.	187,382	4,225
* Progressive Corp.	230,568	3,867
AON Corp.	88,303	3,420
Hartford Financial Services Group Inc.	128,157	3,135
Principal Financial Group Inc.	114,092	2,897
Lincoln National Corp.	108,075	2,476
Unum Group	118,509	2,256
XL Capital Ltd. Class A	122,381	2,241
* Genworth Financial Inc. Class A	172,130	1,854
Everest Re Group Ltd.	21,734	1,850
Willis Group Holdings Ltd.	60,077	1,631
PartnerRe Ltd.	20,878	1,608
Cincinnati Financial Corp.	55,236	1,410
Axis Capital Holdings Ltd.	48,320	1,353
Assurant Inc.	42,159	1,289
Torchmark Corp.	29,580	1,286
WR Berkley Corp.	51,511	1,273
* American International Group Inc.	43,253	1,228
Reinsurance Group of America Inc. Class A	26,026	1,210
RenaissanceRe Holdings Ltd.	22,283	1,187
* Markel Corp.	3,335	1,131
Transatlantic Holdings Inc.	20,269	1,095
Fidelity National Financial Inc. Class A	78,340	1,088
* Arch Capital Group Ltd.	15,188	1,061
HCC Insurance Holdings Inc.	40,088	1,048
First American Corp.	32,332	1,026
Old Republic International Corp.	87,132	927
White Mountains Insurance Group Ltd.	2,842	926
Assured Guaranty Ltd.	39,180	889
Validus Holdings Ltd.	33,376	884

Arthur J Gallagher & Co.	36,298	813
Aspen Insurance Holdings Ltd.	30,055	779
Brown & Brown Inc.	42,980	767
Hanover Insurance Group Inc.	18,118	754
Allied World Assurance Co. Holdings Ltd.	15,245	729
American Financial Group Inc.	27,386	664
StanCorp Financial Group Inc.	17,804	661
Endurance Specialty Holdings Ltd.	17,280	646
Platinum Underwriters Holdings Ltd.	17,759	627
* ProAssurance Corp.	11,062	589
* Alleghany Corp.	2,098	560
Protective Life Corp.	30,283	501
Montpelier Re Holdings Ltd.	29,743	498
Erie Indemnity Co. Class A	11,154	412
Unitrin Inc.	18,018	402
Zenith National Insurance Corp.	13,550	387
Max Capital Group Ltd.	17,453	380
Delphi Financial Group Inc.	17,185	376
Mercury General Corp.	9,899	366
Tower Group Inc.	14,774	365
RLI Corp.	6,691	337
* Conseco Inc.	68,467	328
* Argo Group International Holdings Ltd.	11,172	326
Selective Insurance Group	19,054	297
Employers Holdings Inc.	16,861	258
* Navigators Group Inc.	5,241	244
* MBIA Inc.	60,318	209
American National Insurance Co.	1,890	205
* Hilltop Holdings Inc.	16,474	200
Infinity Property & Casualty Corp.	4,918	197
* Greenlight Capital Re Ltd. Class A	7,603	184
Safety Insurance Group Inc.	4,847	173
Horace Mann Educators Corp.	14,251	171
Harleysville Group Inc.	5,089	160
National Western Life Insurance Co. Class A	883	151
Flagstone Reinsurance Holdings Ltd.	13,843	150
United Fire & Casualty Co.	8,279	143
American Equity Investment Life Holding Co.	19,369	142
Meadowbrook Insurance Group Inc.	19,870	136
* National Financial Partners Corp.	14,929	131
* Enstar Group Ltd.	1,643	121
OneBeacon Insurance Group Ltd. Class A	8,572	120
Amtrust Financial Services Inc.	9,740	116
* AMERISAFE Inc.	6,768	114
Phoenix Cos. Inc.	41,968	104
* eHealth Inc.	7,638	101
American Physicians Capital Inc.	3,663	100
FBL Financial Group Inc. Class A	5,366	95
* FPIC Insurance Group Inc.	2,684	94
* Citizens Inc.	15,290	94
State Auto Financial Corp.	5,781	94
Maiden Holdings Ltd.	12,166	92
* CNA Surety Corp.	6,517	88
* SeaBright Insurance Holdings Inc.	7,938	87
* United America Indemnity Ltd. Class A	12,067	83
Presidential Life Corp.	7,984	81
Ambac Financial Group Inc.	104,387	80
First Mercury Financial Corp.	5,456	71

Baldwin & Lyons Inc.	2,869	67
Stewart Information Services Corp.	6,302	65
Donegal Group Inc. Class A	4,438	65
Kansas City Life Insurance Co.	1,639	44
EMC Insurance Group Inc.	2,067	43
National Interstate Corp.	2,364	41
Universal Insurance Holdings Inc.	6,419	35
* Crawford & Co. Class B	4,448	17
* Crawford & Co. Class A	5,006	15
		140,898
Real Estate Investment Trusts (13.2%)
Simon Property Group Inc.	101,294	7,360
Vornado Realty Trust	57,797	3,783
Public Storage	45,444	3,616
Annaly Capital Management Inc.	194,649	3,583
Boston Properties Inc.	49,590	3,322
HCP Inc.	103,931	3,253
Equity Residential	97,964	3,155
Ventas Inc.	55,995	2,404
Host Hotels & Resorts Inc.	217,467	2,288
ProLogis	158,361	2,071
AvalonBay Communities Inc.	28,514	2,060
Plum Creek Timber Co. Inc.	58,245	2,009
Health Care REIT Inc.	42,764	1,905
Kimco Realty Corp.	127,814	1,575
Federal Realty Investment Trust	21,863	1,406
Nationwide Health Properties Inc.	38,480	1,309
Digital Realty Trust Inc.	25,872	1,259
AMB Property Corp.	52,239	1,230
SL Green Realty Corp.	27,561	1,224
Liberty Property Trust	39,491	1,171
Rayonier Inc.	28,234	1,122
Macerich Co.	33,537	998
Regency Centers Corp.	28,996	970
Senior Housing Properties Trust	45,357	942
Realty Income Corp.	37,214	941
Chimera Investment Corp.	227,798	918
Duke Realty Corp.	81,096	909
Camden Property Trust	22,911	888
Alexandria Real Estate Equities Inc.	15,447	871
Hospitality Properties Trust	44,161	857
Mack-Cali Realty Corp.	27,856	855
Essex Property Trust Inc.	10,155	810
UDR Inc.	53,800	805
Weingarten Realty Investors	41,266	801
Highwoods Properties Inc.	25,339	776
MFA Financial Inc.	98,822	748
Corporate Office Properties Trust SBI MD	20,747	709
Taubman Centers Inc.	19,254	662
BRE Properties Inc.	18,972	594
National Retail Properties Inc.	28,931	580
Apartment Investment & Management Co.	42,546	575
Tanger Factory Outlet Centers	14,479	568
Washington Real Estate Investment Trust	21,204	553
Omega Healthcare Investors Inc.	30,025	543
Home Properties Inc.	11,899	535
American Campus Communities Inc.	18,547	500

HRPT Properties Trust	81,199	499
Developers Diversified Realty Corp.	49,224	498
Equity Lifestyle Properties Inc.	10,269	493
BioMed Realty Trust Inc.	35,585	487
Entertainment Properties Trust	15,262	482
Douglas Emmett Inc.	35,064	481
Healthcare Realty Trust Inc.	21,629	478
Mid-America Apartment Communities Inc.	10,219	475
Kilroy Realty Corp.	15,460	466
Brandywine Realty Trust	45,552	447
LaSalle Hotel Properties	23,093	430
CBL & Associates Properties Inc.	46,240	428
Potlatch Corp.	14,454	426
Hatteras Financial Corp.	13,138	402
Redwood Trust Inc.	26,021	374
EastGroup Properties Inc.	9,142	347
DCT Industrial Trust Inc.	72,728	345
PS Business Parks Inc.	6,939	330
Capstead Mortgage Corp.	23,008	329
Extra Space Storage Inc.	29,642	326
Post Properties Inc.	17,256	318
Sovran Self Storage Inc.	9,806	317
* DiamondRock Hospitality Co.	39,193	315
Franklin Street Properties Corp.	25,639	289
Medical Properties Trust Inc.	29,186	283
National Health Investors Inc.	8,536	282
Sunstone Hotel Investors Inc.	34,604	280
Anworth Mortgage Asset Corp.	37,014	267
Equity One Inc.	15,690	253
Colonial Properties Trust	22,323	241
* DuPont Fabros Technology Inc.	14,672	235
Investors Real Estate Trust	26,062	230
Acadia Realty Trust	13,617	222
Cousins Properties Inc.	30,386	219
Inland Real Estate Corp.	27,453	216
American Capital Agency Corp.	7,983	211
* Alexander's Inc.	743	207
LTC Properties Inc.	7,517	193
U-Store-It Trust	29,086	189
Lexington Realty Trust	33,139	161
Getty Realty Corp.	6,749	153
Saul Centers Inc.	4,849	150
Parkway Properties Inc.	7,815	146
Universal Health Realty Income Trust	4,025	123
Sun Communities Inc.	6,335	120
First Potomac Realty Trust	10,097	119
Walter Investment Management Corp.	8,974	109
Pennsylvania Real Estate Investment Trust	13,869	102
Cedar Shopping Centers Inc.	16,480	100
Ramco-Gershenson Properties Trust	10,681	97
Education Realty Trust Inc.	19,294	96
First Industrial Realty Trust Inc.	20,814	93
* Ashford Hospitality Trust Inc.	21,601	90
* iStar Financial Inc.	36,766	89
Urstadt Biddle Properties Inc. Class A	6,396	88
Government Properties Income Trust	3,457	86
* FelCor Lodging Trust Inc.	23,584	79
NorthStar Realty Finance Corp.	22,985	78

	CapLease Inc.	17,531	76
	Cypress Sharpridge Investments Inc.	5,636	74
	Glimcher Realty Trust	23,645	70
	Kite Realty Group Trust	21,441	68
	Hersha Hospitality Trust	18,446	49
*	Strategic Hotels & Resorts Inc.	28,011	48
	Winthrop Realty Trust	4,971	45
*	Gramercy Capital Corp.	15,273	43
	RAIT Financial Trust	22,964	36
	Urstadt Biddle Properties Inc.	5	—
			85,911
Real Estate Management & Development (0.6%)
*	CB Richard Ellis Group Inc. Class A	86,938	994
*	St Joe Co.	33,038	822
	Jones Lang LaSalle Inc.	14,959	761
	Forest City Enterprises Inc. Class A	43,131	463
*	Forestar Group Inc.	12,383	230
*	Tejon Ranch Co.	4,598	122
*	Altisource Portfolio Solutions SA	4,506	73
	Consolidated-Tomoka Land Co.	1,939	70
*	Avatar Holdings Inc.	2,830	43
*	Grubb & Ellis Co.	14,134	21
			3,599
Thrifts & Mortgage Finance (1.8%)
	Hudson City Bancorp Inc.	168,671	2,242
	People's United Financial Inc.	124,623	2,030
	New York Community Bancorp Inc.	117,228	1,370
	First Niagara Financial Group Inc.	65,472	864
	Washington Federal Inc.	39,563	754
	NewAlliance Bancshares Inc.	34,888	411
	TFS Financial Corp.	33,829	378
*,^ Federal National Mortgage Assn.		402,565	354
	Astoria Financial Corp.	30,048	312
*	Ocwen Financial Corp.	26,070	243
*,^ Federal Home Loan Mortgage Corp.		235,326	242
	Capitol Federal Financial	8,054	235
	Provident Financial Services Inc.	19,572	207
	Brookline Bancorp Inc.	21,420	204
*	MGIC Investment Corp.	45,390	182
	Trustco Bank Corp.	27,772	171
	Northwest Bancorp Inc.	7,095	164
	Radian Group Inc.	29,678	133
	Bank Mutual Corp.	16,097	113
*	Beneficial Mutual Bancorp Inc.	11,912	111
	Provident New York Bancorp	13,051	109
	Flushing Financial Corp.	9,790	107
	Dime Community Bancshares	8,807	99
	Berkshire Hills Bancorp Inc.	4,890	92
	Westfield Financial Inc.	10,432	86
	First Financial Holdings Inc.	5,792	78
	Kearny Financial Corp.	7,513	74
	United Financial Bancorp Inc.	5,274	68
	BankFinancial Corp.	7,166	67
	ESSA Bancorp Inc.	4,962	63
	WSFS Financial Corp.	2,224	59
	PMI Group Inc.	30,261	56
	ViewPoint Financial Group	4,133	54

Oritani Financial Corp.		4,046	53
Abington Bancorp Inc.		7,216	49
First Financial Northwest Inc.		6,635	45
Roma Financial Corp.		2,936	35
Rockville Financial Inc.		3,099	33
* Meridian Interstate Bancorp Inc.		3,837	32
Clifton Savings Bancorp Inc.		3,553	32
NASB Financial Inc.		1,093	26
* Flagstar Bancorp Inc.		17,223	12
* Waterstone Financial Inc.		221	—
			12,049
Total Common Stocks (Cost $883,073)			652,148
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $454)	0.199%	454,000	454
Total Investments (100.2%) (Cost $883,527)			652,602
Other Assets and Liabilities-Net (-0.2%)[2]			(1,413)
Net Assets (100%)			651,189

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $306,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $454,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Financials Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

At November 30, 2009, the cost of investment securities for tax purposes was $883,527,000. Net unrealized depreciation of investment securities for tax purposes was $230,925,000, consisting of unrealized gains of $7,574,000 on securities that had risen in value since their purchase and $238,499,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Biotechnology (14.1%)
*	Amgen Inc.	476,776	26,866
*	Gilead Sciences Inc.	424,461	19,546
*	Celgene Corp.	215,214	11,934
*	Genzyme Corp.	126,679	6,423
*	Biogen Idec Inc.	135,558	6,363
*	Vertex Pharmaceuticals Inc.	84,831	3,293
*	Human Genome Sciences Inc.	74,834	2,082
*	Cephalon Inc.	34,738	1,909
*	Alexion Pharmaceuticals Inc.	40,873	1,854
*	Dendreon Corp.	54,382	1,487
*	Myriad Genetics Inc.	44,903	1,038
*	United Therapeutics Corp.	22,382	1,020
*	Amylin Pharmaceuticals Inc.	66,145	943
*	OSI Pharmaceuticals Inc.	27,273	909
*	Onyx Pharmaceuticals Inc.	28,699	821
*	BioMarin Pharmaceutical Inc.	47,014	776
*	Regeneron Pharmaceuticals Inc.	29,276	537
*	Isis Pharmaceuticals Inc.	43,826	469
*	Cubist Pharmaceuticals Inc.	27,111	452
*	Acorda Therapeutics Inc.	17,865	430
*	Savient Pharmaceuticals Inc.	31,022	417
*	Incyte Corp. Ltd.	48,969	408
*	Medivation Inc.	13,196	405
*	Alkermes Inc.	44,388	399
	PDL BioPharma Inc.	56,104	365
*	Seattle Genetics Inc.	39,062	363
*	Exelixis Inc.	50,039	342
*	Cepheid Inc.	27,302	338
*	AMAG Pharmaceuticals Inc.	7,941	297
*	Theravance Inc.	22,516	296
*	Alnylam Pharmaceuticals Inc.	16,420	276
*	Martek Biosciences Corp.	15,668	273
*	Celera Corp.	38,506	240
*	Allos Therapeutics Inc.	34,928	226
*	MannKind Corp.	30,945	225
*	Halozyme Therapeutics Inc.	39,928	218
*	Geron Corp.	41,866	217
*	Targacept Inc.	8,986	210
*	Enzon Pharmaceuticals Inc.	20,687	201
*	Immunogen Inc.	24,838	196
*	Pharmasset Inc.	9,788	196
*	InterMune Inc.	18,189	195
*	Facet Biotech Corp.	11,397	187
*	Protalix BioTherapeutics Inc.	18,609	184
*	Affymax Inc.	8,724	178
*	Rigel Pharmaceuticals Inc.	23,202	176
*	Momenta Pharmaceuticals Inc.	16,352	163
*	Cell Therapeutics Inc.	154,794	159
*	Arena Pharmaceuticals Inc.	43,024	156

* Micromet Inc.	20,390	139
* Genomic Health Inc.	6,798	129
* Abraxis Bioscience Inc.	3,782	127
* SIGA Technologies Inc.	13,688	124
* Nabi Biopharmaceuticals	23,942	118
* Clinical Data Inc.	7,452	116
* Zymogenetics Inc.	17,914	109
* Sangamo Biosciences Inc.	18,997	103
* Dyax Corp.	27,413	102
* Ligand Pharmaceuticals Inc. Class B	47,765	95
* Emergent Biosolutions Inc.	6,425	92
* Lexicon Pharmaceuticals Inc.	56,227	88
* Orexigen Therapeutics Inc.	12,619	84
* OncoGenex Pharmaceutical Inc.	2,456	77
* Maxygen Inc.	13,284	72
* Arqule Inc.	19,987	72
* NPS Pharmaceuticals Inc.	22,352	70
* Cel-Sci Corp.	50,968	63
* Progenics Pharmaceuticals Inc.	14,671	57
* Myriad Pharmaceuticals Inc.	11,265	56
* Biospecifics Technologies Corp.	1,899	56
* Opko Health Inc.	30,741	54
* Osiris Therapeutics Inc.	7,748	52
* XOMA Ltd.	62,818	47
* GTx Inc.	7,368	29
* Idenix Pharmaceuticals Inc.	10,112	19
* Array Biopharma Inc.	5,287	9
* Amicus Therapeutics Inc.	1,182	4
		98,821
Health Care Equipment & Supplies (18.5%)
Medtronic Inc.	520,942	22,109
Baxter International Inc.	282,934	15,434
Covidien PLC	235,848	11,042
Becton Dickinson and Co.	112,543	8,418
Stryker Corp.	139,867	7,049
* Zimmer Holdings Inc.	101,021	5,977
* St Jude Medical Inc.	162,789	5,976
* Boston Scientific Corp.	707,623	5,923
* Intuitive Surgical Inc.	17,788	4,990
CR Bard Inc.	45,790	3,764
* Hospira Inc.	75,362	3,538
* Varian Medical Systems Inc.	58,873	2,752
DENTSPLY International Inc.	66,314	2,210
* CareFusion Corp.	84,565	2,184
* Edwards Lifesciences Corp.	26,293	2,163
Beckman Coulter Inc.	31,898	2,072
* ResMed Inc.	35,461	1,783
* Hologic Inc.	120,472	1,743
* Inverness Medical Innovations Inc.	35,134	1,477
* IDEXX Laboratories Inc.	27,774	1,390
* Gen-Probe Inc.	24,442	1,019
Teleflex Inc.	18,725	975
STERIS Corp.	27,533	890
* Kinetic Concepts Inc.	25,014	843
* Thoratec Corp.	26,551	791
Cooper Cos. Inc.	21,293	713
* Haemonetics Corp.	12,115	647

Hill-Rom Holdings Inc.	27,969	620
* Immucor Inc.	33,119	611
* American Medical Systems Holdings Inc.	34,648	609
* Masimo Corp.	23,010	607
West Pharmaceutical Services Inc.	15,473	596
* NuVasive Inc.	17,195	558
* Align Technology Inc.	26,429	432
Meridian Bioscience Inc.	19,029	394
* ev3 Inc.	30,086	382
Invacare Corp.	13,852	345
* Sirona Dental Systems Inc.	11,526	335
* Integra LifeSciences Holdings Corp.	9,911	324
* Wright Medical Group Inc.	17,929	323
* Volcano Corp.	20,233	298
* Conmed Corp.	13,663	284
* Zoll Medical Corp.	9,917	244
Analogic Corp.	6,002	243
* Conceptus Inc.	14,350	243
* Cyberonics Inc.	12,921	233
* Abaxis Inc.	10,226	230
* Orthofix International NV	7,330	222
* Neogen Corp.	6,542	213
* ICU Medical Inc.	6,193	204
* Merit Medical Systems Inc.	12,338	203
* Greatbatch Inc.	10,796	199
* SonoSite Inc.	8,028	181
* Insulet Corp.	14,528	178
* Natus Medical Inc.	13,028	174
* Quidel Corp.	12,602	158
* SurModics Inc.	6,959	156
* Symmetry Medical Inc.	16,654	134
* DexCom Inc.	18,133	131
* ABIOMED Inc.	14,544	123
* Cantel Medical Corp.	6,569	118
* Orthovita Inc.	31,808	115
* Kensey Nash Corp.	4,702	110
* Angiodynamics Inc.	6,957	108
* Accuray Inc.	20,856	108
* RTI Biologics Inc.	25,541	104
Atrion Corp.	727	99
* IRIS International Inc.	8,281	93
* Somanetics Corp.	5,697	82
* OraSure Technologies Inc.	21,012	81
* Electro-Optical Sciences Inc.	6,930	73
* Palomar Medical Technologies Inc.	7,923	73
* CryoLife Inc.	12,338	71
* Synovis Life Technologies Inc.	5,465	66
* Stereotaxis Inc.	17,790	66
* ATS Medical Inc.	22,003	65
* MAKO Surgical Corp.	7,578	65
* Exactech Inc.	3,732	59
* TomoTherapy Inc.	17,000	58
* Cynosure Inc. Class A	4,596	46
* Hansen Medical Inc.	14,067	36
		129,755
Health Care Providers & Services (17.5%)
UnitedHealth Group Inc.	545,594	15,642

* Medco Health Solutions Inc.	222,388	14,046
* WellPoint Inc.	222,936	12,045
* Express Scripts Inc.	122,457	10,507
McKesson Corp.	124,861	7,744
Aetna Inc.	204,821	5,962
Cardinal Health Inc.	169,172	5,452
Quest Diagnostics Inc.	73,977	4,286
CIGNA Corp.	128,038	4,107
* Laboratory Corp. of America Holdings	50,874	3,712
AmerisourceBergen Corp. Class A	139,492	3,444
* Humana Inc.	79,639	3,306
* DaVita Inc.	48,611	2,880
* Henry Schein Inc.	42,318	2,102
* Coventry Health Care Inc.	69,659	1,571
* Community Health Systems Inc.	43,454	1,326
Omnicare Inc.	55,680	1,291
* Mednax Inc.	21,538	1,211
Universal Health Services Inc. Class B	21,326	1,192
* Lincare Holdings Inc.	31,790	1,129
* Patterson Cos. Inc.	43,013	1,106
* Health Net Inc.	48,760	1,035
* Tenet Healthcare Corp.	225,227	1,025
* VCA Antech Inc.	39,761	901
Owens & Minor Inc.	19,588	760
* Healthsouth Corp.	41,482	728
* Health Management Associates Inc. Class A	115,769	710
* LifePoint Hospitals Inc.	24,289	705
* WellCare Health Plans Inc.	19,856	655
* Emergency Medical Services Corp. Class A	13,168	635
* Magellan Health Services Inc.	16,580	610
* Catalyst Health Solutions Inc.	17,570	598
* AMERIGROUP Corp.	24,835	589
* Psychiatric Solutions Inc.	25,170	558
* HMS Holdings Corp.	12,217	540
* PSS World Medical Inc.	27,880	539
* Brookdale Senior Living Inc.	33,509	522
Chemed Corp.	10,628	480
* Amedisys Inc.	12,929	479
* Centene Corp.	20,235	381
* Healthspring Inc.	22,768	377
* RehabCare Group Inc.	11,213	316
* Gentiva Health Services Inc.	12,804	303
* Amsurg Corp. Class A	14,406	298
* Healthways Inc.	15,666	269
* inVentiv Health Inc.	15,811	250
Landauer Inc.	4,348	247
* LHC Group Inc.	7,728	238
* Odyssey HealthCare Inc.	15,459	225
* Universal American Corp.	21,591	224
* Kindred Healthcare Inc.	14,502	215
* PharMerica Corp.	14,157	213
* IPC The Hospitalist Co. Inc.	6,375	201
* MWI Veterinary Supply Inc.	5,377	199
* Hanger Orthopedic Group Inc.	14,499	193
* Bio-Reference Labs Inc.	5,525	181
* Air Methods Corp.	5,099	176
* Genoptix Inc.	4,750	172
* Sun Healthcare Group Inc.	20,271	171

* Emeritus Corp.	10,048	157
* Triple-S Management Corp. Class B	9,525	153
* Res-Care Inc.	11,701	150
* Molina Healthcare Inc.	6,079	127
* Almost Family Inc.	3,505	127
* AMN Healthcare Services Inc.	15,195	121
* Corvel Corp.	4,032	121
National Healthcare Corp.	3,182	111
* Cross Country Healthcare Inc.	13,039	111
* Assisted Living Concepts Inc. Class A	4,630	108
* Chindex International Inc.	6,088	83
Ensign Group Inc.	5,374	74
* Alliance HealthCare Services Inc.	11,710	69
* Sunrise Senior Living Inc.	21,591	68
* Skilled Healthcare Group Inc.	9,308	63
* Nighthawk Radiology Holdings Inc.	11,029	58
* Medcath Corp.	7,525	55
* Clarient Inc.	21,070	54
* Virtual Radiologic Corp.	3,307	43
* CardioNet Inc.	6,285	31
		122,863
Health Care Technology (1.1%)
* Cerner Corp.	32,209	2,425
IMS Health Inc.	85,373	1,824
* Allscripts-Misys Healthcare Solutions Inc.	30,218	580
Quality Systems Inc.	8,664	515
* Eclipsys Corp.	26,364	484
* athenahealth Inc.	10,170	426
* Phase Forward Inc.	20,336	310
* MedAssets Inc.	12,921	302
Computer Programs & Systems Inc.	4,612	213
* Omnicell Inc.	14,018	143
* Medidata Solutions Inc.	5,319	90
* Vital Images Inc.	6,488	82
		7,394
Life Sciences Tools & Services (4.3%)
* Thermo Fisher Scientific Inc.	191,539	9,046
* Life Technologies Corp.	82,042	4,084
* Waters Corp.	45,337	2,665
* Millipore Corp.	26,072	1,775
* Illumina Inc.	57,813	1,672
* Covance Inc.	30,004	1,593
* Mettler-Toledo International Inc.	15,882	1,580
Techne Corp.	16,661	1,131
Pharmaceutical Product Development Inc.	49,826	1,068
PerkinElmer Inc.	54,795	1,034
* Charles River Laboratories International Inc.	31,063	999
* Bio-Rad Laboratories Inc. Class A	8,967	867
* Varian Inc.	13,552	694
* Dionex Corp.	8,343	585
* Bruker Corp.	30,877	350
* Parexel International Corp.	27,073	325
* Luminex Corp.	18,282	250
* Affymetrix Inc.	32,817	156
* eResearchTechnology Inc.	19,366	114
* Sequenom Inc.	27,372	112
* Kendle International Inc.	6,669	100

* Albany Molecular Research Inc.	10,440	88
* Enzo Biochem Inc.	15,355	80
		30,368
Pharmaceuticals (44.3%)
Johnson & Johnson	1,293,651	81,293
Pfizer Inc.	3,785,608	68,785
* Merck & Co. Inc.	1,433,874	51,921
Abbott Laboratories	726,046	39,562
Bristol-Myers Squibb Co.	930,575	23,553
Eli Lilly & Co.	485,766	17,842
Allergan Inc.	143,058	8,316
* Forest Laboratories Inc.	141,622	4,342
* Mylan Inc.	143,164	2,558
* Watson Pharmaceuticals Inc.	46,998	1,743
Perrigo Co.	36,858	1,480
* King Pharmaceuticals Inc.	116,392	1,377
* Warner Chilcott PLC Class A	53,131	1,306
* Endo Pharmaceuticals Holdings Inc.	54,672	1,204
* Valeant Pharmaceuticals International	36,702	1,200
* Auxilium Pharmaceuticals Inc.	21,502	750
Medicis Pharmaceutical Corp. Class A	27,679	653
* Salix Pharmaceuticals Ltd.	25,431	580
* Par Pharmaceutical Cos. Inc.	16,331	387
* Nektar Therapeutics	43,505	379
* Vivus Inc.	35,281	287
* Viropharma Inc.	35,996	272
* Impax Laboratories Inc.	20,911	238
* XenoPort Inc.	12,452	205
* Medicines Co.	24,492	192
* Inspire Pharmaceuticals Inc.	31,168	181
* Questcor Pharmaceuticals Inc.	26,859	116
* Cadence Pharmaceuticals Inc.	11,900	102
* Cypress Bioscience Inc.	17,709	94
* Pain Therapeutics Inc.	16,227	83
* Pozen Inc.	11,391	80
* Durect Corp.	34,789	78
* MAP Pharmaceuticals Inc.	6,029	55
* KV Pharmaceutical Co. Class A	15,683	53
* Akorn Inc.	26,064	42
* Caraco Pharmaceutical Laboratories Ltd.	4,856	20
* Sucampo Pharmaceuticals Inc. Class A	3,546	12
		311,341
Total Investments (99.8%) (Cost $785,360)		700,542
Other Assets and Liabilities-Net (0.2%)		1,669
Net Assets (100%)		702,211

* Non-income-producing security.

Health Care Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

At November 30, 2009, the cost of investment securities for tax purposes was $785,360,000. Net unrealized depreciation of investment securities for tax purposes was $84,818,000, consisting of unrealized gains of $26,481,000 on securities that had risen in value since their purchase and $111,299,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (21.5%)
	United Technologies Corp.	228,943	15,394
	Boeing Co.	176,686	9,260
	Honeywell International Inc.	182,888	7,036
	Lockheed Martin Corp.	83,677	6,462
	General Dynamics Corp.	83,804	5,523
	Raytheon Co.	99,712	5,138
	Northrop Grumman Corp.	77,391	4,241
	Precision Castparts Corp.	35,899	3,722
	L-3 Communications Holdings Inc.	29,846	2,339
	ITT Corp.	44,362	2,294
	Rockwell Collins Inc.	40,364	2,158
	Goodrich Corp.	31,742	1,884
*	Alliant Techsystems Inc.	8,437	723
*	Spirit Aerosystems Holdings Inc. Class A	26,581	485
*	BE Aerospace Inc.	24,652	475
	TransDigm Group Inc.	9,921	430
	Curtiss-Wright Corp.	11,598	330
*	Esterline Technologies Corp.	7,629	308
*	Teledyne Technologies Inc.	8,806	295
*	Moog Inc. Class A	10,573	279
*	Hexcel Corp.	24,763	261
	Triumph Group Inc.	4,292	206
*	AAR Corp.	9,949	186
*	Orbital Sciences Corp.	14,549	182
	American Science & Engineering Inc.	2,268	158
*	GeoEye Inc.	4,740	148
	Cubic Corp.	4,121	144
*	DynCorp International Inc. Class A	9,375	131
	HEICO Corp. Class A	3,674	118
*	DigitalGlobe Inc.	5,002	115
*	Aerovironment Inc.	3,829	110
*	Ceradyne Inc.	6,311	107
*	Stanley Inc.	3,678	98
*	GenCorp Inc.	12,092	94
*	Argon ST Inc.	3,652	66
*	Taser International Inc.	15,125	64
	Applied Signal Technology Inc.	3,194	63
*	Ladish Co. Inc.	4,050	56
	HEICO Corp.	1,502	56
	Ducommun Inc.	2,565	48
			71,187
Air Freight & Logistics (6.6%)
	United Parcel Service Inc. Class B	179,826	10,335
	FedEx Corp.	75,977	6,416
	CH Robinson Worldwide Inc.	43,082	2,401
	Expeditors International of Washington Inc.	54,312	1,734
	UTi Worldwide Inc.	24,472	320
*	HUB Group Inc. Class A	9,563	253

Forward Air Corp.	7,473	169
* Atlas Air Worldwide Holdings Inc.	5,479	161
Pacer International Inc.	8,984	26
		21,815
Airlines (1.8%)
Southwest Airlines Co.	189,827	1,746
* Delta Air Lines Inc.	198,456	1,625
* AMR Corp.	84,397	510
* Continental Airlines Inc. Class B	35,428	505
* JetBlue Airways Corp.	61,450	339
* UAL Corp.	43,003	334
* Alaska Air Group Inc.	8,996	269
Skywest Inc.	14,324	211
* US Airways Group Inc.	39,955	148
* AirTran Holdings Inc.	32,549	134
* Allegiant Travel Co. Class A	3,111	128
* Hawaiian Holdings Inc.	13,309	83
* Republic Airways Holdings Inc.	8,846	60
		6,092
Building Products (1.1%)
Masco Corp.	92,144	1,251
* Owens Corning	19,691	465
Lennox International Inc.	12,100	449
Simpson Manufacturing Co. Inc.	10,051	250
* USG Corp.	17,813	246
* Armstrong World Industries Inc.	5,175	215
Universal Forest Products Inc.	4,445	160
Quanex Building Products Corp.	9,700	157
* Griffon Corp.	13,465	140
Ameron International Corp.	2,236	127
Apogee Enterprises Inc.	7,147	98
Gibraltar Industries Inc.	6,195	93
AAON Inc.	3,294	63
American Woodmark Corp.	2,354	46
* Builders FirstSource Inc.	881	3
* China Architectural Engineering Inc.	1,666	2
* NCI Building Systems Inc.	78	—
		3,765
Commercial Services & Supplies (6.4%)
Waste Management Inc.	119,832	3,935
Republic Services Inc. Class A	97,082	2,738
Pitney Bowes Inc.	53,022	1,222
* Stericycle Inc.	20,721	1,134
* Iron Mountain Inc.	46,761	1,122
RR Donnelley & Sons Co.	52,720	1,085
Cintas Corp.	35,336	993
Avery Dennison Corp.	26,074	979
* Corrections Corp. of America	29,597	740
* Waste Connections Inc.	20,556	667
* Copart Inc.	18,257	592
* Covanta Holding Corp.	31,824	543
* Tetra Tech Inc.	15,480	408
* Clean Harbors Inc.	6,052	324
* United Stationers Inc.	6,077	310
* Geo Group Inc.	13,123	261
Brink's Co.	11,085	249
HNI Corp.	9,833	249

* SYKES Enterprises Inc.	8,990	221
Herman Miller Inc.	14,300	217
Mine Safety Appliances Co.	8,778	217
Healthcare Services Group Inc.	10,542	208
ABM Industries Inc.	11,203	206
Rollins Inc.	11,542	205
Deluxe Corp.	13,108	169
EnergySolutions Inc.	19,384	166
* Mobile Mini Inc.	9,154	139
* EnerNOC Inc.	4,571	121
McGrath Rentcorp	5,785	120
Knoll Inc.	12,131	118
* ATC Technology Corp.	5,099	112
* Cenveo Inc.	13,722	105
G&K Services Inc. Class A	4,762	105
* M&F Worldwide Corp.	2,990	99
Viad Corp.	5,292	98
Ennis Inc.	6,653	96
Interface Inc. Class A	12,357	95
Steelcase Inc. Class A	17,113	93
* ACCO Brands Corp.	14,156	92
* Cornell Cos. Inc.	3,911	86
* Consolidated Graphics Inc.	2,572	76
* Team Inc.	4,592	75
American Ecology Corp.	4,493	73
* Waste Services Inc.	7,595	60
Bowne & Co. Inc.	9,893	60
* Standard Parking Corp.	3,531	57
Kimball International Inc. Class B	6,481	53
* American Reprographics Co.	9,407	52
Schawk Inc. Class A	3,923	44
* APAC Customer Services Inc.	7,211	38
* Fuel Tech Inc.	4,345	37
* Metalico Inc.	8,879	37
* Innerworkings Inc.	7,023	36
Courier Corp.	2,578	34
Standard Register Co.	2,484	11
		21,382
Construction & Engineering (3.0%)
Fluor Corp.	46,049	1,956
* Jacobs Engineering Group Inc.	31,769	1,112
* Foster Wheeler AG	32,483	969
* Quanta Services Inc.	50,779	952
* URS Corp.	21,582	897
KBR Inc.	41,231	768
* Shaw Group Inc.	21,449	612
* Aecom Technology Corp.	22,430	570
* EMCOR Group Inc.	16,923	403
Granite Construction Inc.	8,935	268
* Insituform Technologies Inc. Class A	10,022	207
* MasTec Inc.	15,633	200
* Layne Christensen Co.	4,997	130
* Orion Marine Group Inc.	6,737	125
* Tutor Perini Corp.	6,887	114
Comfort Systems USA Inc.	9,958	113
Great Lakes Dredge & Dock Corp.	13,583	80
* Michael Baker Corp.	2,060	78

* Dycom Industries Inc.	10,044	78
* MYR Group Inc.	4,829	75
* Northwest Pipe Co.	2,354	60
* Sterling Construction Co. Inc.	3,228	56
* Pike Electric Corp.	4,732	43
* Furmanite Corp.	9,107	30
* Argan Inc.	1,468	19
Primoris Services Corp.	26	—
		9,915
Electrical Equipment (6.6%)
Emerson Electric Co.	192,426	7,968
Cooper Industries PLC Class A	42,688	1,822
Rockwell Automation Inc.	36,343	1,581
* First Solar Inc.	11,948	1,423
Roper Industries Inc.	23,265	1,211
AMETEK Inc.	27,602	1,009
Hubbell Inc. Class B	13,332	605
* Thomas & Betts Corp.	13,551	495
* GrafTech International Ltd.	30,906	455
Regal-Beloit Corp.	9,170	435
* General Cable Corp.	13,327	391
Brady Corp. Class A	12,499	371
Woodward Governor Co.	15,663	364
Acuity Brands Inc.	11,023	356
* American Superconductor Corp.	10,615	353
Baldor Electric Co.	11,359	293
* SunPower Corp. Class A	13,999	289
* EnerSys	11,730	267
Belden Inc.	11,961	265
AO Smith Corp.	5,776	242
* SunPower Corp. Class B	10,796	193
* II-VI Inc.	6,446	184
Franklin Electric Co. Inc.	4,729	130
* Energy Conversion Devices Inc.	11,620	115
* AZZ Inc.	3,128	106
Encore Wire Corp.	4,758	95
* Harbin Electric Inc.	4,660	93
* Powell Industries Inc.	2,217	78
* Polypore International Inc.	6,308	74
* Ener1 Inc.	11,836	69
* Evergreen Solar Inc.	48,753	68
* Power-One Inc.	16,824	62
* FuelCell Energy Inc.	17,420	53
* Broadwind Energy Inc.	7,221	52
* Capstone Turbine Corp.	39,539	50
* GT Solar International Inc.	9,079	43
* Vicor Corp.	5,020	41
* Fushi Copperweld Inc.	3,920	32
Preformed Line Products Co.	668	27
* Plug Power Inc.	21,350	17
* Valence Technology Inc.	15,827	17
* Orion Energy Systems Inc.	58	—
		21,794
Industrial Conglomerates (19.5%)
General Electric Co.	2,720,606	43,584
3M Co.	169,820	13,151
Tyco International Ltd.	121,380	4,354

Textron Inc.	69,169	1,387
* McDermott International Inc.	58,783	1,231
Carlisle Cos. Inc.	15,725	505
Otter Tail Corp.	8,684	200
Seaboard Corp.	95	138
Raven Industries Inc.	4,179	112
Tredegar Corp.	6,591	95
Standex International Corp.	3,069	56
		64,813
Machinery (19.0%)
Caterpillar Inc.	158,991	9,283
Deere & Co.	108,284	5,794
Illinois Tool Works Inc.	108,839	5,294
Danaher Corp.	69,578	4,934
PACCAR Inc.	88,367	3,277
Ingersoll-Rand PLC	81,723	2,891
Eaton Corp.	40,278	2,574
Parker Hannifin Corp.	41,096	2,218
Cummins Inc.	49,083	2,204
Dover Corp.	47,655	1,948
Flowserve Corp.	14,319	1,424
Joy Global Inc.	26,174	1,401
Bucyrus International Inc. Class A	19,329	1,001
Pall Corp.	30,216	962
Oshkosh Corp.	22,502	894
Stanley Works	18,303	889
Donaldson Co. Inc.	18,873	802
Pentair Inc.	23,973	722
* AGCO Corp.	23,798	721
SPX Corp.	12,592	671
Harsco Corp.	20,630	640
IDEX Corp.	20,741	615
Lincoln Electric Holdings Inc.	10,915	561
* Navistar International Corp.	16,284	537
Snap-On Inc.	14,815	536
Timken Co.	21,139	521
* Terex Corp.	27,641	520
Gardner Denver Inc.	13,331	499
Kennametal Inc.	20,624	464
Wabtec Corp.	11,660	449
Graco Inc.	15,397	434
CLARCOR Inc.	13,078	417
Nordson Corp.	7,766	416
Trinity Industries Inc.	20,160	380
Toro Co.	9,180	366
Valmont Industries Inc.	4,734	363
Crane Co.	12,006	336
Manitowoc Co. Inc.	33,423	328
Kaydon Corp.	8,557	304
Actuant Corp. Class A	16,997	278
Briggs & Stratton Corp.	12,824	242
Watts Water Technologies Inc. Class A	7,588	233
* ESCO Technologies Inc.	6,729	225
Mueller Industries Inc.	9,530	224
Mueller Water Products Inc. Class A	38,989	196
* Middleby Corp.	4,285	192
Barnes Group Inc.	11,642	181

Robbins & Myers Inc.	7,188	165
Albany International Corp.	7,084	128
Badger Meter Inc.	3,626	128
* Astec Industries Inc.	4,928	123
John Bean Technologies Corp.	7,101	122
* Chart Industries Inc.	7,323	122
Tennant Co.	4,321	118
* EnPro Industries Inc.	5,124	118
CIRCOR International Inc.	4,370	105
Lindsay Corp.	3,003	105
* Blount International Inc.	10,421	101
Gorman-Rupp Co.	3,891	97
* Force Protection Inc.	17,825	92
* RBC Bearings Inc.	3,787	88
* Colfax Corp.	6,641	82
Sun Hydraulics Corp.	3,219	76
* Columbus McKinnon Corp.	4,633	73
* LB Foster Co. Class A	2,629	72
Titan International Inc.	8,486	70
NACCO Industries Inc. Class A	1,375	69
Federal Signal Corp.	11,834	68
* SmartHeat Inc.	4,955	65
Ampco-Pittsburgh Corp.	2,222	65
Dynamic Materials Corp.	3,308	63
* K-Tron International Inc.	648	62
FreightCar America Inc.	3,068	56
* 3D Systems Corp.	4,906	54
Cascade Corp.	2,219	50
* Energy Recovery Inc.	8,414	47
* Kadant Inc.	3,108	45
Greenbrier Cos. Inc.	4,045	43
* Tecumseh Products Co. Class A	3,467	40
Sauer-Danfoss Inc.	3,120	27
American Railcar Industries Inc.	2,470	26
* China Fire & Security Group Inc.	1,691	21
* Tecumseh Products Co. Class B	822	9
* Trimas Corp.	679	3
		63,159
Marine (0.3%)
* Kirby Corp.	13,129	438
Alexander & Baldwin Inc.	10,520	321
* Genco Shipping & Trading Ltd.	7,340	172
* Eagle Bulk Shipping Inc.	15,807	90
* American Commercial Lines Inc.	2,442	48
Horizon Lines Inc. Class A	7,430	40
* TBS International Ltd. Class A	3,337	26
		1,135
Professional Services (2.8%)
Dun & Bradstreet Corp.	13,510	1,062
Manpower Inc.	20,132	992
Equifax Inc.	32,439	929
Robert Half International Inc.	36,941	825
* IHS Inc. Class A	12,945	651
* Verisk Analytics Inc. Class A	23,235	625
* FTI Consulting Inc.	13,189	610
Watson Wyatt Worldwide Inc. Class A	10,959	453
* Monster Worldwide Inc.	30,777	450

* MPS Group Inc.	23,711	324
* Resources Connection Inc.	10,981	212
* CoStar Group Inc.	4,864	193
* Korn/Ferry International	11,542	187
Corporate Executive Board Co.	8,754	183
* Navigant Consulting Inc.	12,883	171
* TrueBlue Inc.	11,247	137
Administaff Inc.	5,872	131
Heidrick & Struggles International Inc.	4,379	124
* Huron Consulting Group Inc.	4,979	114
* School Specialty Inc.	4,851	111
* Kforce Inc.	8,462	110
* Advisory Board Co.	3,988	104
* Exponent Inc.	3,492	94
* CBIZ Inc.	11,988	82
Kelly Services Inc. Class A	7,279	76
* CRA International Inc.	2,794	69
* Spherion Corp.	12,968	68
* ICF International Inc.	2,321	63
CDI Corp.	3,390	40
* Hill International Inc.	6,262	38
* Volt Information Sciences Inc.	3,469	31
* Odyssey Marine Exploration Inc.	13,041	18
* LECG Corp.	1,168	4
		9,281
Road & Rail (9.6%)
Burlington Northern Santa Fe Corp.	87,053	8,557
Union Pacific Corp.	129,115	8,168
Norfolk Southern Corp.	94,122	4,838
CSX Corp.	100,407	4,767
JB Hunt Transport Services Inc.	22,664	722
* Kansas City Southern	24,561	703
Ryder System Inc.	14,358	582
Landstar System Inc.	13,177	492
* Hertz Global Holdings Inc.	47,151	462
Con-way Inc.	12,541	380
* Genesee & Wyoming Inc. Class A	9,679	301
Knight Transportation Inc.	16,045	273
* Avis Budget Group Inc.	26,185	255
Heartland Express Inc.	15,178	224
Werner Enterprises Inc.	11,997	224
* Old Dominion Freight Line Inc.	7,170	190
Arkansas Best Corp.	6,200	153
* Dollar Thrifty Automotive Group Inc.	5,009	93
* Amerco Inc.	1,761	90
* Marten Transport Ltd.	4,238	72
* Saia Inc.	3,478	50
* Patriot Transportation Holding Inc.	441	41
Universal Truckload Services Inc.	1,646	25
* YRC Worldwide Inc.	14,894	17
		31,679
Trading Companies & Distributors (1.7%)
WW Grainger Inc.	16,004	1,564
Fastenal Co.	34,224	1,269
MSC Industrial Direct Co. Class A	11,278	518
Watsco Inc.	7,107	356
GATX Corp.	11,788	340

* WESCO International Inc.	10,309	269
Applied Industrial Technologies Inc.	9,795	203
* Beacon Roofing Supply Inc.	11,636	179
Kaman Corp.	6,625	150
* Interline Brands Inc.	8,370	141
* United Rentals Inc.	13,942	129
Aircastle Ltd.	13,235	117
* Rush Enterprises Inc. Class A	6,772	73
TAL International Group Inc.	4,019	55
* H&E Equipment Services Inc.	5,378	50
Houston Wire & Cable Co.	4,287	48
* RSC Holdings Inc.	6,661	42
* Titan Machinery Inc.	3,417	38
Aceto Corp.	6,388	33
* Rush Enterprises Inc. Class B	1,943	19
Lawson Products Inc.	1,128	16
		5,609
Transportation Infrastructure (0.0%)
Macquarie Infrastructure Co. LLC	10,922	102

Total Investments (99.9%) (Cost $416,562)		331,728
Other Assets and Liabilities-Net (0.1%)		261
Net Assets (100%)		331,989
* Non-income-producing security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2009, the cost of investment securities for tax purposes was $416,562,000. Net unrealized depreciation of investment securities for tax purposes was $84,834,000, consisting of unrealized gains of $1,481,000 on securities that had risen in value since their purchase and $86,315,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Information Technology Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (13.1%)
*	Cisco Systems Inc.	2,311,722	54,094
	QUALCOMM Inc.	666,206	29,979
	Motorola Inc.	919,951	7,369
*	Juniper Networks Inc.	210,097	5,490
	Harris Corp.	53,071	2,330
*	F5 Networks Inc.	31,628	1,487
*	3Com Corp.	156,014	1,150
*	Brocade Communications Systems Inc.	159,589	1,131
*	CommScope Inc.	37,460	941
*	Tellabs Inc.	151,512	850
*	Polycom Inc.	33,760	728
*	Palm Inc.	61,995	676
*	JDS Uniphase Corp.	85,759	634
*	Starent Networks Corp.	17,061	588
*	Arris Group Inc.	49,766	497
	ADTRAN Inc.	22,557	477
	Plantronics Inc.	19,632	454
*	Riverbed Technology Inc.	22,089	450
*	Ciena Corp.	36,399	442
*	Avocent Corp.	17,475	437
*	Blue Coat Systems Inc.	15,862	419
*	InterDigital Inc.	17,561	418
*	Viasat Inc.	11,285	346
*	Tekelec	24,062	342
*	Comtech Telecommunications Corp.	11,311	325
*	Emulex Corp.	33,318	325
*	EchoStar Corp. Class A	14,920	290
*	Infinera Corp.	34,491	284
*	Netgear Inc.	14,011	278
*	Sonus Networks Inc.	109,902	240
*	ADC Telecommunications Inc.	38,745	237
*	Sycamore Networks Inc.	80,204	227
*	DG FastChannel Inc.	8,023	216
	Black Box Corp.	7,011	198
*	Harmonic Inc.	38,394	194
*	Aruba Networks Inc.	24,239	194
*	Finisar Corp.	20,327	185
*	Loral Space & Communications Inc.	4,887	162
*	Harris Stratex Networks Inc. Class A	23,437	147
*	Oplink Communications Inc.	8,161	141
*	Acme Packet Inc.	11,622	119
*	Hughes Communications Inc.	3,912	101
*	Ixia	14,593	97
*	ShoreTel Inc.	17,761	91
*	EMS Technologies Inc.	6,115	79
*	Extreme Networks	35,411	77
*	Symmetricom Inc.	17,485	77
*	Anaren Inc.	5,503	76
*	Utstarcom Inc.	43,678	75

* Digi International Inc.	9,456	75
* Powerwave Technologies Inc.	52,246	73
* Seachange International Inc.	12,163	68
* Cogo Group Inc.	10,963	62
* Airvana Inc.	9,983	61
Bel Fuse Inc. Class B	3,346	60
* BigBand Networks Inc.	15,449	55
* Opnext Inc.	8,721	16
Bel Fuse Inc. Class A	805	14
* Emcore Corp.	13,217	12
		116,660
Computers & Peripherals (25.9%)
* Apple Inc.	359,018	71,771
International Business Machines Corp.	525,441	66,389
Hewlett-Packard Co.	956,419	46,922
* EMC Corp.	810,754	13,645
* Dell Inc.	704,815	9,952
* NetApp Inc.	134,740	4,153
* Western Digital Corp.	89,724	3,305
Seagate Technology	197,830	2,993
* Sun Microsystems Inc.	301,128	2,563
* Teradata Corp.	68,859	2,018
* SanDisk Corp.	91,319	1,801
* QLogic Corp.	47,834	858
* Lexmark International Inc. Class A	31,436	791
Diebold Inc.	26,686	671
* NCR Corp.	63,732	600
* Synaptics Inc.	13,816	372
* Intermec Inc.	19,932	245
* Electronics for Imaging Inc.	19,759	237
* Quantum Corp.	84,154	205
* STEC Inc.	14,923	185
* Compellent Technologies Inc.	8,728	181
* Avid Technology Inc.	14,999	178
* Netezza Corp.	15,711	159
* Adaptec Inc.	48,774	153
* Stratasys Inc.	7,763	115
* 3PAR Inc.	11,037	113
Imation Corp.	12,600	111
* Novatel Wireless Inc.	12,280	103
* Super Micro Computer Inc.	10,367	101
* Intevac Inc.	6,558	82
* Silicon Graphics International Corp.	11,839	72
* Isilon Systems Inc.	8,841	53
		231,097
Electronic Equipment, Instruments & Components (4.9%)
Corning Inc.	623,062	10,393
Tyco Electronics Ltd.	183,844	4,267
* Agilent Technologies Inc.	137,622	3,980
Amphenol Corp. Class A	68,952	2,841
* Flextronics International Ltd.	326,130	2,306
* FLIR Systems Inc.	60,501	1,736
* Avnet Inc.	60,828	1,658
* Arrow Electronics Inc.	48,158	1,266
* Trimble Navigation Ltd.	48,132	1,075
* Ingram Micro Inc.	58,593	995
Jabil Circuit Inc.	73,172	974

* Itron Inc.	15,917	968
* Dolby Laboratories Inc. Class A	21,167	947
* Tech Data Corp.	20,237	852
National Instruments Corp.	23,466	669
* Anixter International Inc.	12,050	521
* Vishay Intertechnology Inc.	69,359	503
Molex Inc. Class A	29,663	486
* Benchmark Electronics Inc.	26,300	474
Molex Inc.	25,082	466
* Plexus Corp.	15,843	430
* Rofin-Sinar Technologies Inc.	11,659	266
* Sanmina-SCI Corp.	32,696	264
Cognex Corp.	15,265	251
* Coherent Inc.	9,791	249
AVX Corp.	20,617	249
* Scansource Inc.	10,650	248
* Littelfuse Inc.	8,715	228
* SYNNEX Corp.	7,968	226
* Checkpoint Systems Inc.	15,581	221
* DTS Inc.	7,052	213
* L-1 Identity Solutions Inc.	33,794	207
* Brightpoint Inc.	26,362	189
* Insight Enterprises Inc.	18,504	188
Park Electrochemical Corp.	7,780	184
* TTM Technologies Inc.	17,244	179
* Rogers Corp.	6,304	178
MTS Systems Corp.	6,020	155
* Cogent Inc.	17,960	153
* Maxwell Technologies Inc.	9,088	149
* Universal Display Corp.	13,146	140
* IPG Photonics Corp.	9,106	136
* Echelon Corp.	12,319	136
* OSI Systems Inc.	6,388	131
CTS Corp.	13,521	125
* FARO Technologies Inc.	6,370	124
Methode Electronics Inc.	15,358	122
Daktronics Inc.	13,830	117
* Electro Scientific Industries Inc.	10,976	107
* Newport Corp.	14,523	106
* China Security & Surveillance Technology Inc.	16,775	101
* Multi-Fineline Electronix Inc.	4,019	100
* SMART Modular Technologies WWH Inc.	19,756	88
* Comverge Inc.	8,447	87
Technitrol Inc.	16,376	83
Electro Rent Corp.	7,570	77
Agilysys Inc.	9,170	76
* CPI International Inc.	2,949	28
* ICx Technologies Inc.	4,744	24
		43,712
Internet Software & Services (10.0%)
* Google Inc. Class A	96,975	56,536
* eBay Inc.	439,591	10,757
* Yahoo! Inc.	534,006	7,994
* VeriSign Inc.	77,626	1,742
* Akamai Technologies Inc.	69,590	1,670
* Equinix Inc.	15,473	1,488
* VistaPrint NV	16,173	922

*	WebMD Health Corp.	21,384	776
*	IAC/InterActiveCorp	38,384	747
*	Sohu.com Inc.	12,336	688
*	MercadoLibre Inc.	10,480	517
*	Digital River Inc.	15,328	387
*	Rackspace Hosting Inc.	19,284	357
	Earthlink Inc.	43,113	355
*	GSI Commerce Inc.	15,865	354
*	j2 Global Communications Inc.	17,622	350
*	ValueClick Inc.	34,939	330
*	DealerTrack Holdings Inc.	15,308	261
	United Online Inc.	33,566	228
*	Art Technology Group Inc.	51,602	208
*	SAVVIS Inc.	15,264	191
*	Switch & Data Facilities Co. Inc.	9,030	167
*	Constant Contact Inc.	8,506	152
*	ModusLink Global Solutions Inc.	18,458	149
	NIC Inc.	16,430	142
*	RealNetworks Inc.	38,484	126
*	comScore Inc.	7,833	125
*	Vocus Inc.	7,347	120
*	Infospace Inc.	13,952	114
*	LoopNet Inc.	10,957	112
*	Knot Inc.	11,591	111
*	Perficient Inc.	12,922	108
*	Terremark Worldwide Inc.	16,822	103
*	Internet Capital Group Inc.	15,084	97
*	Move Inc.	58,429	90
*	Internap Network Services Corp.	19,557	73
*	OpenTable Inc.	2,647	70
*	Internet Brands Inc. Class A	9,212	64
*	DivX Inc.	11,202	57
*	Liquidity Services Inc.	6,706	55
*	Limelight Networks Inc.	14,726	51
	Marchex Inc. Class B	9,629	45
*	Dice Holdings Inc.	8,222	44
*	TechTarget Inc.	4,975	29
			89,062
IT Services (9.9%)
	Visa Inc. Class A	184,364	14,934
	Accenture PLC Class A	246,189	10,104
	Mastercard Inc. Class A	39,519	9,519
	Automatic Data Processing Inc.	201,255	8,745
	Western Union Co.	281,174	5,188
*	Cognizant Technology Solutions Corp. Class A	117,655	5,169
	Paychex Inc.	130,250	4,083
*	Computer Sciences Corp.	60,989	3,373
	Fidelity National Information Services Inc.	126,859	2,867
*	Fiserv Inc.	61,879	2,861
*	Affiliated Computer Services Inc. Class A	36,631	2,022
	Global Payments Inc.	32,359	1,659
	Lender Processing Services Inc.	38,261	1,599
*	SAIC Inc.	81,728	1,456
*	Hewitt Associates Inc. Class A	33,575	1,349
*	Alliance Data Systems Corp.	21,322	1,300
	Broadridge Financial Solutions Inc.	55,833	1,227
	Total System Services Inc.	67,470	1,166

* NeuStar Inc. Class A	29,785	697
* DST Systems Inc.	15,992	679
* CACI International Inc. Class A	12,064	560
* Convergys Corp.	49,275	551
* Unisys Corp.	16,920	543
* Gartner Inc.	24,632	466
* Cybersource Corp.	26,409	453
* Wright Express Corp.	14,640	427
* VeriFone Holdings Inc.	30,637	406
* Genpact Ltd.	30,208	392
* Euronet Worldwide Inc.	18,251	388
* Mantech International Corp. Class A	8,796	381
Syntel Inc.	10,006	379
* Acxiom Corp.	29,879	345
MAXIMUS Inc.	7,035	327
* SRA International Inc. Class A	17,033	307
* Sapient Corp.	40,924	301
* TeleTech Holdings Inc.	15,254	294
* CSG Systems International Inc.	14,074	272
* TNS Inc.	10,119	254
* Forrester Research Inc.	6,470	162
* RightNow Technologies Inc.	9,071	128
* Global Cash Access Holdings Inc.	17,225	128
* infoGROUP Inc.	13,769	112
Heartland Payment Systems Inc.	9,082	97
* ExlService Holdings Inc.	5,857	95
iGate Corp.	9,744	93
* Ciber Inc.	26,045	83
Cass Information Systems Inc.	2,589	73
* Ness Technologies Inc.	14,320	72
* NCI Inc. Class A	2,679	67
* China Information Security Technology Inc.	10,700	64
* Integral Systems Inc.	6,887	61
		88,278
Office Electronics (0.4%)
Xerox Corp.	348,111	2,680
* Zebra Technologies Corp.	23,924	637
		3,317
Semiconductors & Semiconductor Equipment (13.8%)
Intel Corp.	2,243,575	43,077
Texas Instruments Inc.	505,625	12,787
Applied Materials Inc.	534,253	6,577
* Broadcom Corp. Class A	174,677	5,101
Analog Devices Inc.	117,241	3,516
* Marvell Technology Group Ltd.	211,529	3,262
* NVIDIA Corp.	219,868	2,871
* Micron Technology Inc.	339,367	2,552
Xilinx Inc.	110,339	2,498
Altera Corp.	118,119	2,484
Linear Technology Corp.	89,467	2,413
Maxim Integrated Products Inc.	122,698	2,159
KLA-Tencor Corp.	68,389	2,136
Microchip Technology Inc.	73,312	1,924
* Cree Inc.	38,859	1,859
* Lam Research Corp.	50,888	1,730
* Advanced Micro Devices Inc.	228,146	1,599
National Semiconductor Corp.	94,703	1,383

* LSI Corp.	261,264	1,382
* ON Semiconductor Corp.	160,746	1,247
* MEMC Electronic Materials Inc.	89,984	1,083
* Varian Semiconductor Equipment Associates Inc.	29,444	858
* Skyworks Solutions Inc.	68,583	844
* Novellus Systems Inc.	39,255	812
* Silicon Laboratories Inc.	17,066	721
* PMC - Sierra Inc.	89,688	711
* Rambus Inc.	39,876	711
* Atheros Communications Inc.	24,605	701
* Atmel Corp.	172,541	685
Intersil Corp. Class A	49,210	636
* Teradyne Inc.	69,532	616
* Cypress Semiconductor Corp.	62,032	594
* International Rectifier Corp.	28,895	541
* Microsemi Corp.	32,611	497
* Tessera Technologies Inc.	19,542	463
* RF Micro Devices Inc.	101,442	438
* Veeco Instruments Inc.	15,197	415
* Fairchild Semiconductor International Inc. Class A	49,787	403
* Semtech Corp.	24,595	394
* Cymer Inc.	11,340	379
* Integrated Device Technology Inc.	66,967	379
* FEI Co.	15,016	367
Power Integrations Inc.	10,392	349
* FormFactor Inc.	19,821	336
* TriQuint Semiconductor Inc.	59,194	322
* Netlogic Microsystems Inc.	7,506	306
* Cavium Networks Inc.	14,920	301
* Avago Technologies Ltd.	18,910	300
* Hittite Microwave Corp.	7,922	299
* Cabot Microelectronics Corp.	9,410	288
* MKS Instruments Inc.	18,774	284
* Omnivision Technologies Inc.	20,372	284
* Amkor Technology Inc.	47,754	265
* Monolithic Power Systems Inc.	11,564	249
* Verigy Ltd.	23,557	245
* Diodes Inc.	13,294	233
* Entegris Inc.	51,442	215
* ATMI Inc.	12,656	197
* Applied Micro Circuits Corp.	26,473	197
* Zoran Corp.	20,746	190
* Brooks Automation Inc.	25,818	189
* Standard Microsystems Corp.	8,776	169
* Volterra Semiconductor Corp.	9,092	150
* Advanced Energy Industries Inc.	13,425	147
* Cirrus Logic Inc.	24,758	134
Micrel Inc.	18,094	129
* Sigma Designs Inc.	10,679	125
* Kulicke & Soffa Industries Inc.	27,373	124
* Actel Corp.	10,416	121
* Ultratech Inc.	8,952	118
* Kopin Corp.	27,066	117
* Supertex Inc.	4,576	109
Cohu Inc.	8,933	105
* Pericom Semiconductor Corp.	10,088	104
* Exar Corp.	14,683	103
* Lattice Semiconductor Corp.	46,441	102

* Rubicon Technology Inc.	5,081	89
* Silicon Storage Technology Inc.	34,271	78
* Anadigics Inc.	25,369	78
* Rudolph Technologies Inc.	11,768	76
* Silicon Image Inc.	29,869	65
* IXYS Corp.	9,105	59
* DSP Group Inc.	9,122	57
* Advanced Analogic Technologies Inc.	16,812	54
* Conexant Systems Inc.	22,859	52
* Mattson Technology Inc.	19,510	48
* Trident Microsystems Inc.	25,344	48
		123,415
Software (22.0%)
Microsoft Corp.	3,214,151	94,528
Oracle Corp.	1,607,893	35,502
* Adobe Systems Inc.	210,409	7,381
* Symantec Corp.	326,478	5,795
CA Inc.	167,931	3,711
* Intuit Inc.	122,836	3,588
* BMC Software Inc.	73,745	2,856
* Salesforce.com Inc.	44,740	2,804
* Citrix Systems Inc.	73,354	2,801
* Activision Blizzard Inc.	229,362	2,612
* McAfee Inc.	62,997	2,403
* Electronic Arts Inc.	130,003	2,196
* Autodesk Inc.	92,046	2,158
* Red Hat Inc.	75,355	2,012
* ANSYS Inc.	35,299	1,375
* Sybase Inc.	32,450	1,306
* Synopsys Inc.	57,962	1,302
Factset Research Systems Inc.	17,942	1,298
* Nuance Communications Inc.	80,850	1,228
* Rovi Corp.	40,715	1,214
Solera Holdings Inc.	26,600	930
* MICROS Systems Inc.	32,316	907
* VMware Inc. Class A	21,230	891
* Informatica Corp.	35,091	788
Jack Henry & Associates Inc.	32,037	732
* Parametric Technology Corp.	46,671	703
* Compuware Corp.	95,222	661
* Cadence Design Systems Inc.	106,191	637
* Concur Technologies Inc.	16,573	614
* TIBCO Software Inc.	71,059	611
* Novell Inc.	138,732	542
* Blackboard Inc.	12,073	504
* TiVo Inc.	43,409	430
* Quest Software Inc.	24,769	417
Blackbaud Inc.	17,608	392
* Progress Software Corp.	16,077	387
* Ariba Inc.	35,100	380
* Take-Two Interactive Software Inc.	32,222	363
Fair Isaac Corp.	19,602	358
* Lawson Software Inc.	52,463	344
* CommVault Systems Inc.	15,880	330
* MicroStrategy Inc. Class A	3,654	320
* Mentor Graphics Corp.	38,538	284
* Websense Inc.	17,968	283

* AsiaInfo Holdings Inc.	11,472	282
* JDA Software Group Inc.	11,993	282
* Net 1 UEPS Technologies Inc.	15,064	281
* Taleo Corp. Class A	13,399	277
* SuccessFactors Inc.	18,040	272
* Tyler Technologies Inc.	13,449	269
* Advent Software Inc.	6,734	255
* Ultimate Software Group Inc.	9,284	250
* ACI Worldwide Inc.	14,066	232
* Manhattan Associates Inc.	9,506	224
* SolarWinds Inc.	11,601	215
Pegasystems Inc.	6,451	185
* SonicWALL Inc.	21,618	168
* Epicor Software Corp.	21,340	160
* EPIQ Systems Inc.	12,316	160
* Bottomline Technologies Inc.	9,607	155
* Ebix Inc.	2,873	149
* ArcSight Inc.	6,368	145
* Netscout Systems Inc.	11,289	142
* TeleCommunication Systems Inc. Class A	15,843	134
* THQ Inc.	27,140	133
* i2 Technologies Inc.	7,107	131
* S1 Corp.	21,644	129
* Sourcefire Inc.	6,307	124
* Synchronoss Technologies Inc.	7,992	108
* Radiant Systems Inc.	10,644	103
* DemandTec Inc.	10,216	90
* Kenexa Corp.	8,137	88
* Interactive Intelligence Inc.	5,075	88
* NetSuite Inc.	6,191	86
* VASCO Data Security International Inc.	11,905	78
* Rosetta Stone Inc.	4,432	78
* Smith Micro Software Inc.	11,673	74
* Monotype Imaging Holdings Inc.	8,959	69
* Double-Take Software Inc.	6,600	58
* Symyx Technologies Inc.	13,537	58
* FalconStor Software Inc.	14,886	57
Opnet Technologies Inc.	5,331	56
* PROS Holdings Inc.	7,185	56
* Deltek Inc.	6,421	49
* Magma Design Automation Inc.	17,439	43
Renaissance Learning Inc.	3,473	38
* China TransInfo Technology Corp.	2,751	20
* Chordiant Software Inc.	1,636	5
		196,934
Total Investments (100.0%) (Cost $881,589)		892,475
Other Assets and Liabilities-Net (0.0%)		6
Net Assets (100%)		892,481

* Non-income-producing security.

Information Technology Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

At November 30, 2009, the cost of investment securities for tax purposes was $881,589,000. Net unrealized appreciation of investment securities for tax purposes was $10,886,000, consisting of unrealized gains of $70,294,000 on securities that had risen in value since their purchase and $59,408,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Chemicals (54.9%)
	Monsanto Co.	671,316	54,209
	Dow Chemical Co.	1,403,239	38,982
	EI du Pont de Nemours & Co.	1,111,266	38,428
	Praxair Inc.	377,293	30,949
	Air Products & Chemicals Inc.	258,274	21,419
	Ecolab Inc.	291,210	13,078
	PPG Industries Inc.	202,729	12,048
	Mosaic Co.	191,479	10,426
	Sigma-Aldrich Corp.	149,783	7,989
	Lubrizol Corp.	83,135	6,029
	Eastman Chemical Co.	89,332	5,371
	Celanese Corp. Class A	176,493	5,253
	CF Industries Holdings Inc.	56,571	4,829
	FMC Corp.	84,695	4,742
	Terra Industries Inc.	122,620	4,731
	Airgas Inc.	90,863	4,202
	Nalco Holding Co.	169,849	4,155
	International Flavors & Fragrances Inc.	97,101	3,954
	RPM International Inc.	159,589	3,128
	Ashland Inc.	86,883	3,122
	Valspar Corp.	117,406	3,078
	Albemarle Corp.	90,045	3,039
	Scotts Miracle-Gro Co. Class A	56,543	2,258
*	WR Grace & Co.	88,749	2,029
	Cytec Industries Inc.	59,660	2,027
	Huntsman Corp.	204,280	1,945
	Cabot Corp.	80,394	1,844
*	Intrepid Potash Inc.	55,729	1,696
	Olin Corp.	96,785	1,623
*	Solutia Inc.	146,372	1,576
	NewMarket Corp.	14,955	1,566
	Sensient Technologies Corp.	59,956	1,519
	HB Fuller Co.	60,465	1,231
*	Rockwood Holdings Inc.	54,637	1,230
	Minerals Technologies Inc.	22,936	1,212
*	OM Group Inc.	37,754	1,156
*	Calgon Carbon Corp.	65,030	910
	Arch Chemicals Inc.	30,824	826
*	PolyOne Corp.	107,913	775
	Balchem Corp.	22,682	723
	Koppers Holdings Inc.	25,265	714
	Ferro Corp.	100,155	648
	Westlake Chemical Corp.	24,531	642
	Stepan Co.	9,459	593
	Innophos Holdings Inc.	22,167	549
	Zep Inc.	27,439	485
	A Schulman Inc.	28,707	469
	Spartech Corp.	37,244	405
*	Zoltek Cos. Inc.	36,096	324

Innospec Inc.	28,836	256
* LSB Industries Inc.	19,226	235
Hawkins Inc.	10,442	228
* China Green Agriculture Inc.	12,081	193
* Landec Corp.	29,943	188
American Vanguard Corp.	24,531	180
* ShengdaTech Inc.	26,041	165
		315,581
Construction Materials (2.6%)
Vulcan Materials Co.	153,718	7,452
Martin Marietta Materials Inc.	54,763	4,671
Eagle Materials Inc.	51,411	1,386
Texas Industries Inc.	29,399	1,021
* Headwaters Inc.	61,782	291
* United States Lime & Minerals Inc.	3,426	117
		14,938
Containers & Packaging (8.1%)
* Owens-Illinois Inc.	207,012	6,473
Ball Corp.	109,905	5,430
* Crown Holdings Inc.	196,853	4,955
Sealed Air Corp.	195,198	4,351
* Pactiv Corp.	162,195	3,950
Bemis Co. Inc.	132,729	3,889
Sonoco Products Co.	122,754	3,459
Aptargroup Inc.	83,195	3,005
Packaging Corp. of America	126,520	2,520
Temple-Inland Inc.	124,339	2,237
Rock-Tenn Co. Class A	45,071	2,036
Silgan Holdings Inc.	32,795	1,757
Greif Inc. Class A	29,942	1,673
Myers Industries Inc.	37,380	309
* Boise Inc.	60,590	296
* Graphic Packaging Holding Co.	103,701	280
* Bway Holding Co.	13,229	211
		46,831
Metals & Mining (28.0%)
* Freeport-McMoRan Copper & Gold Inc.	506,425	41,932
Newmont Mining Corp.	589,870	31,641
Nucor Corp.	386,973	16,411
Alcoa Inc.	1,198,200	15,001
United States Steel Corp.	176,218	7,870
Cliffs Natural Resources Inc.	161,067	7,097
Walter Energy Inc.	64,980	4,458
Steel Dynamics Inc.	238,105	4,029
Allegheny Technologies Inc.	108,498	3,692
Reliance Steel & Aluminum Co.	81,240	3,321
AK Steel Holding Corp.	134,498	2,690
Compass Minerals International Inc.	40,027	2,605
Royal Gold Inc.	47,575	2,560
Commercial Metals Co.	138,350	2,200
* Coeur d'Alene Mines Corp.	92,679	2,114
* Hecla Mining Co.	290,758	1,922
Titanium Metals Corp.	144,342	1,410
Carpenter Technology Corp.	54,830	1,271
Schnitzer Steel Industries Inc.	27,231	1,215
* Allied Nevada Gold Corp.	75,970	987
Worthington Industries Inc.	78,667	921

AMCOL International Corp.	28,170	768
Kaiser Aluminum Corp.	19,119	739
* RTI International Metals Inc.	35,984	713
* Century Aluminum Co.	60,260	587
* Horsehead Holding Corp.	52,146	585
* Stillwater Mining Co.	59,462	566
* Brush Engineered Materials Inc.	24,783	439
* Haynes International Inc.	15,046	403
Olympic Steel Inc.	11,177	310
AM Castle & Co.	20,666	271
* General Moly Inc.	77,190	174
		160,902
Paper & Forest Products (6.4%)
International Paper Co.	505,564	12,867
Weyerhaeuser Co.	259,845	10,118
MeadWestvaco Corp.	210,402	5,759
* Domtar Corp.	50,963	2,875
Schweitzer-Mauduit International Inc.	21,347	1,314
* Louisiana-Pacific Corp.	151,587	946
* Clearwater Paper Corp.	14,090	692
Glatfelter	56,990	634
Wausau Paper Corp.	58,393	593
Deltic Timber Corp.	13,181	504
* Buckeye Technologies Inc.	47,325	458
Neenah Paper Inc.	17,771	247
		37,007
Total Investments (100.0%) (Cost $618,719)		575,259
Other Assets and Liabilities-Net (0.0%)		(53)
Net Assets (100%)		575,206
* Non-income-producing security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2009, the cost of investment securities for tax purposes was $618,719,000. Net unrealized depreciation of investment securities for tax purposes was $43,460,000, consisting of unrealized gains of $27,752,000 on securities that had risen in value since their purchase and $71,212,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Materials Index Fund

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of November 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (98.7%)
Diversified Telecommunication Services (70.1%)
	Alternative Carriers (10.3%)
*	tw telecom inc Class A	251,959	3,666
*	Level 3 Communications Inc.	2,563,521	3,204
*	Global Crossing Ltd.	236,819	2,676
*	Cogent Communications Group Inc.	286,966	2,442
*	PAETEC Holding Corp.	637,253	2,339
*,^ Vonage Holdings Corp.		1,557,363	1,993
*	Premiere Global Services Inc.	194,898	1,474
*	Neutral Tandem Inc.	63,229	1,459
*	AboveNet Inc.	7,313	375

	Integrated Telecommunication Services (59.8%)
	AT&T Inc.	1,433,556	38,620
	Verizon Communications Inc.	1,227,352	38,613
	CenturyTel Inc.	248,979	8,861
	Qwest Communications International Inc.	1,249,912	4,562
	Windstream Corp.	402,698	3,995
	Atlantic Tele-Network Inc.	75,602	3,544
*	Cincinnati Bell Inc.	954,063	2,843
	Frontier Communications Corp.	354,942	2,804
	Consolidated Communications Holdings Inc.	155,205	2,359
	Iowa Telecommunications Services Inc.	120,218	1,912
*	Cbeyond Inc.	127,138	1,641
*	General Communication Inc. Class A	251,639	1,520
	Alaska Communications Systems Group Inc.	191,521	1,400

*	SureWest Communications	142,060	1,237
			133,539
Wireless Telecommunication Services (28.6%)
*	American Tower Corp. Class A	240,222	9,830
*	Crown Castle International Corp.	242,822	8,909
*	Sprint Nextel Corp.	1,914,383	7,102
*	NII Holdings Inc.	179,426	5,347
*	SBA Communications Corp. Class A	125,937	4,035
*	Syniverse Holdings Inc.	144,960	2,299
*	MetroPCS Communications Inc.	364,637	2,297
*	FiberTower Corp.	3,176,709	1,715
*	United States Cellular Corp.	45,184	1,684
*	Leap Wireless International Inc.	116,564	1,682
	Telephone & Data Systems Inc.	52,447	1,599
	NTELOS Holdings Corp.	94,939	1,596
*	USA Mobility Inc.	152,310	1,520
	Telephone & Data Systems Inc.	51,105	1,469
	Shenandoah Telecommunications Co.	74,039	1,244
*	ICO Global Communications Holdings Ltd.	1,311,379	1,128
*	TerreStar Corp.	965,213	1,091
			54,547
Total Common Stocks (Cost $221,601)			188,086

Telecommunication Services Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost $600)	0.199%	600,401	600
Total Investments (99.0%) (Cost $222,201)			188,686
Other Assets and Liabilities-Net (1.0%)[2]			1,862
Net Assets (100%)			190,548

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $384,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $600,000 of collateral received for securities on loan.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

At November 30, 2009, the cost of investment securities for tax purposes was $222,201,000. Net unrealized depreciation of investment securities for tax purposes was $33,515,000, consisting of unrealized gains of $8,797,000 on securities that had risen in value since their purchase and $42,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of November 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Electric Utilities (48.9%)
Exelon Corp.	696,705	33,567
Southern Co.	841,311	26,998
Duke Energy Corp.	1,370,626	22,862
FPL Group Inc.	413,197	21,474
Entergy Corp.	206,976	16,279
American Electric Power Co. Inc.	504,014	16,224
FirstEnergy Corp.	322,241	13,882
PPL Corp.	398,074	12,149
Progress Energy Inc.	295,242	11,541
Edison International	327,193	11,141
Northeast Utilities	185,289	4,467
Allegheny Energy Inc.	179,160	3,938
Pepco Holdings Inc.	233,420	3,805
Pinnacle West Capital Corp.	106,979	3,754
DPL Inc.	122,596	3,293
NV Energy Inc.	248,025	2,887
Great Plains Energy Inc.	142,886	2,543
Westar Energy Inc.	115,073	2,369
ITC Holdings Corp.	52,804	2,348
Hawaiian Electric Industries Inc.	96,804	1,923
Cleco Corp.	63,931	1,632
Portland General Electric Co.	79,466	1,558
IDACORP Inc.	49,946	1,477
Unisource Energy Corp.	37,801	1,127
Allete Inc.	30,631	1,024
PNM Resources Inc.	91,619	1,021
* El Paso Electric Co.	47,534	941
MGE Energy Inc.	24,431	839
UIL Holdings Corp.	30,051	810
Empire District Electric Co.	36,405	661
Central Vermont Public Service Corp.	12,343	240
		228,774
Gas Utilities (9.3%)
Questar Corp.	184,174	7,306
EQT Corp.	131,461	5,410
Oneok Inc.	105,841	4,236
National Fuel Gas Co.	76,326	3,574
Energen Corp.	72,018	3,133
AGL Resources Inc.	81,692	2,822
UGI Corp.	114,606	2,691
Atmos Energy Corp.	97,539	2,672
Nicor Inc.	47,819	1,873
Piedmont Natural Gas Co. Inc.	77,135	1,828
WGL Holdings Inc.	52,969	1,667
New Jersey Resources Corp.	44,417	1,565
Southwest Gas Corp.	47,381	1,242
Northwest Natural Gas Co.	27,998	1,200
South Jersey Industries Inc.	31,476	1,135

Laclede Group Inc.	22,287	698
Chesapeake Utilities Corp.	9,376	294
* China Natural Gas Inc.	10,582	106
		43,452
Independent Power Producers & Energy Traders (6.8%)
* AES Corp.	705,088	8,983
* NRG Energy Inc.	280,424	6,714
Constellation Energy Group Inc.	190,860	6,073
* Calpine Corp.	373,770	4,156
* Mirant Corp.	153,378	2,184
* RRI Energy Inc.	371,544	1,828
* Dynegy Inc. Class A	533,814	966
Ormat Technologies Inc.	21,596	889
		31,793
Multi-Utilities (33.0%)
Dominion Resources Inc.	629,163	22,889
Public Service Enterprise Group Inc.	534,872	16,774
PG&E Corp.	391,820	16,590
Sempra Energy	246,365	13,092
Consolidated Edison Inc.	290,679	12,473
Xcel Energy Inc.	481,746	9,789
DTE Energy Co.	173,856	6,973
Ameren Corp.	246,835	6,415
Wisconsin Energy Corp.	123,589	5,574
Centerpoint Energy Inc.	388,311	5,153
SCANA Corp.	123,030	4,331
MDU Resources Group Inc.	184,855	4,178
NiSource Inc.	291,052	4,147
NSTAR	112,908	3,741
OGE Energy Corp.	102,072	3,532
CMS Energy Corp.	241,961	3,445
Alliant Energy Corp.	116,942	3,214
TECO Energy Inc.	214,644	3,166
Integrys Energy Group Inc.	80,788	3,114
Vectren Corp.	81,420	1,912
Avista Corp.	57,726	1,201
NorthWestern Corp.	38,018	980
Black Hills Corp.	41,037	967
CH Energy Group Inc.	16,673	673
		154,323
Water Utilities (1.9%)
American Water Works Co. Inc.	184,571	4,105
Aqua America Inc.	143,678	2,345
California Water Service Group	20,869	763
American States Water Co.	19,554	647
SJW Corp.	14,683	315
Middlesex Water Co.	14,145	229
Connecticut Water Service Inc.	9,005	204
Consolidated Water Co. Ltd.	14,616	191
		8,799
Total Investments (99.9%) (Cost $567,625)		467,141
Other Assets and Liabilities-Net (0.1%)		625
Net Assets (100%)		467,766

* Non-income-producing security.

Utilities Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

At November 30, 2009, the cost of investment securities for tax purposes was $567,625,000. Net unrealized depreciation of investment securities for tax purposes was $100,484,000, consisting of unrealized gains of $899,000 on securities that had risen in value since their purchase and $101,383,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2010

VANGUARD WORLD FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 25, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.